                                                                     PROSPECTUS
                                                                    May 2, 2005

Seligman
Portfolios, Inc.

.. Seligman Capital Portfolio

.. Seligman Cash Management Portfolio

.. Seligman Common Stock Portfolio

.. Seligman Communications and Information Portfolio

.. Seligman Global Technology Portfolio

.. Seligman International Growth Portfolio

.. Seligman Investment Grade Fixed Income Portfolio

.. Seligman Large-Cap Value Portfolio

.. Seligman Smaller-Cap Value Portfolio

The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in a Portfolio should be considered based on the investment objectives, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult your financial advisor to determine if one or more of these Portfolios is suitable for you.

SP1 5/2005
                                  managed by
[LOGO] J&WS
                            J. & W. SELIGMAN & CO.
                                 INCORPORATED
                               ESTABLISHED 1864

Table of Contents

THE FUND

Discussions of the investment objectives, strategies, risks, and performance of the Portfolios of the Fund

             Overview of the Fund...................................  1

             Seligman Capital Portfolio.............................  2

             Seligman Cash Management Portfolio.....................  5

             Seligman Common Stock Portfolio........................  8

             Seligman Communications and Information Portfolio...... 12

             Seligman Global Technology Portfolio................... 16

             Seligman International Growth Portfolio................ 20

             Seligman Investment Grade Fixed Income Portfolio....... 24

             Seligman Large-Cap Value Portfolio..................... 28

             Seligman Smaller-Cap Value Portfolio................... 32

             Management of the Fund................................. 36

             Subadviser............................................. 37

       SHAREHOLDER INFORMATION

             Pricing of Fund Shares................................. 41

             How to Purchase and Sell Shares........................ 41

             Frequent Trading of Portfolio Shares................... 42

             Dividends and Capital Gain Distributions............... 42

             Taxes.................................................. 42

             Certain Payments....................................... 42

       FINANCIAL HIGHLIGHTS......................................... 43

       FOR MORE INFORMATION........................... back cover.......

The Fund

Overview of the Fund

This Prospectus contains information about Seligman Portfolios, Inc. (the
"Fund")

The Fund consists of the following 9 separate portfolios:

SELIGMAN CAPITAL PORTFOLIO
SELIGMAN CASH MANAGEMENT PORTFOLIO
SELIGMAN COMMON STOCK PORTFOLIO
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO
SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO
SELIGMAN INTERNATIONAL GROWTH PORTFOLIO
SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO
SELIGMAN LARGE-CAP VALUE PORTFOLIO
SELIGMAN SMALLER-CAP VALUE PORTFOLIO

The Fund's Portfolios are offered to separate accounts ("Accounts") of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts ("Contracts"). The Accounts may invest in shares of the Portfolios in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of a Portfolio. Subject to approval of the Fund's Board of Directors, the Fund's Portfolios may be offered to retirement plans.

Each Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 1 shares and is for use with Accounts that make Class 1 shares available to Contract owners.

The Class 2 Shares of the Seligman Communications and Information Portfolio are available to certain qualified pension and retirement plans and offered pursuant to a separate Prospectus.

Each Portfolio has its own investment objectives, strategies and risks. A discussion of each Portfolio begins on the next page.

Due to differences of tax treatment and other considerations, there is a possibility that the interests of various contract owners who own shares of a particular Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages resulting from material irreconcilable conflicts and to determine what action, if any, should be taken in response.

A Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent a Portfolio from achieving its objectives.

A Portfolio's investment objectives and any fundamental policies may be changed only with shareholder approval. If a change of objectives or any fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the investment policy of "80%" described in the second paragraph under the section "Principal Investment Strategies" for Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Global Technology Portfolio, Seligman Investment Grade Fixed Income Portfolio, Seligman Large-Cap Value Portfolio and Seligman Smaller-Cap Value Portfolio.

An investment in any of the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

You should read the information about a particular Portfolio before making an investment decision about that Portfolio.

There is no guarantee a Portfolio will achieve its objectives.

Seligman Capital Portfolio

INVESTMENT OBJECTIVE

The Portfolio's objective is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

Generally, the Portfolio invests primarily in the common stock of medium-sized US companies. The investment manager chooses common stocks for the Portfolio using both quantitative and fundamental analysis. This means the investment manager first screens companies for past growth in sales and earnings, as well as a strong balance sheet (e.g., low ratio of debt to total capital). In selecting individual securities for investment, the investment manager then looks to identify medium-sized companies that it believes display one or more of the following:


MEDIUM-SIZED COMPANIES:
Companies with market capitalizations, at the time of purchase by the Portfolio, of between $1 billion and $10 billion.


..  Proven track record

..  Strong management

..  Multiple product lines

.. Potential for improvement in overall operations (a catalyst for growth in revenues and/or earnings)

..  Positive supply and demand outlook for its industry

The investment manager also looks at the forecasted earnings of a company considered for investment to determine if the company has the potential for above-average growth.

The Portfolio will generally sell a stock when the investment manager believes that the company or industry fundamentals have deteriorated or the company's catalyst for growth is already reflected in the stock's price (i.e., the stock is fully valued).

The Portfolio primarily invests in common stocks. However, the Portfolio may also invest in preferred stocks, securities convertible into common stocks, common stock rights or warrants, and debt securities if the investment manager believes they offer capital appreciation opportunities.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The Portfolio generally does not invest a significant amount, if any, in illiquid or foreign securities. The Portfolio may borrow money from time to time to purchase securities.

The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund's Board of Directors may change the parameters by which "medium-sized companies" are defined if it concludes that such a change is appropriate.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Portfolio may not invest 25% or more of its total assets in securities of companies in any one industry. The Portfolio may, however, invest a substantial percentage of its assets in certain industries or economic sectors which the investment manager believes offer good investment opportunities. If an industry or economic sector in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.

Foreign securities or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Portfolio's expenses.

Seligman Capital Portfolio

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Fund's Statement of Additional Information.

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table below the bar chart do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. The investment manager, at its discretion, reimbursed certain expenses of Class 1 shares for certain periods presented. Absent such reimbursement, returns would have been lower. Effective August 11, 2003, the investment manager discontinued this policy.

CLASS 1 ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

 1995       27.17%
 1996       14.51%
 1997       21.31%
 1998       22.19%
 1999       53.33%
 2000        8.50%
 2001      -15.97%
 2002      -32.98%
 2003       36.07%
 2004        8.60%


             Best quarter return: 44.77% - quarter ended 12/31/99.

            Worst quarter return: -30.55% - quarter ended 9/30/01.

CLASS 1 AVERAGE ANNUAL TOTAL RETURNS - YEARS ENDED 12/31/04

                                                ONE    FIVE    TEN
                                                YEAR   YEARS  YEARS
                                               -----  -----   -----
           Seligman Capital Portfolio           8.60% (2.02)% 11.57%
           ---------------------------------------------------------
           Russell Midcap Growth Index         15.48  (3.35)  11.22
           ---------------------------------------------------------
           Lipper Mid-Cap Growth Funds Average 12.78  (3.41)   9.80
           ---------------------------------------------------------
           Lipper Mid-Cap Funds Average        14.82   1.88   11.07
           ---------------------------------------------------------

-------------
The Lipper Mid-Cap Growth Funds Average, the Lipper Mid-Cap Funds Average and the Russell Midcap Growth Index are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Averages do not reflect any sales charges and the Russell Midcap Growth Index does not reflect any fees and sales charges. The Lipper Mid-Cap Funds Average is an average of funds that, by prospectus or portfolio practice, invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. The Lipper Mid-Cap Growth Funds Average is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. As of the date of this Prospectus, Lipper classifies the Portfolio as a Mid-Cap Growth Fund. The Russell Midcap Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Investors cannot invest directly in an average or an index.

Seligman Capital Portfolio

FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners. If any such fees or sales charges had been included, the expenses set forth below would have been higher.

ANNUAL PORTFOLIO OPERATING EXPENSES
(as a percentage of average net assets)

                Management Fees.......................... 0.40%
                Distribution and/or Service (12b-1) Fees. none
                Other Expenses........................... 0.52%
                                                          ----
                Total Annual Portfolio Operating Expenses 0.92%
                                                          ====

EXAMPLE

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Portfolio's operating expenses (including the management fee) remain the same. The example set forth below does not reflect any fees or sales charges imposed by the Contracts on their owners. If any such fees or sales charges had been included, the expenses reflected below would have been higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- --------
                    Class 1  $94    $293    $509    $1,131
                    ---------------------------------------

PORTFOLIO MANAGEMENT

The Portfolio is managed by Seligman's Growth Team, headed by Ms. Marion S. Schultheis. Ms. Schultheis joined Seligman in May 1998 as a Managing Director. She is Vice President of the Fund and has been Portfolio Manager of the Portfolio since May 1998. In addition, she is Vice President and Portfolio Manager of Seligman Capital Fund, Inc. and Seligman Growth Fund, Inc.

The Fund's Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of securities of the Portfolio.

Seligman Cash Management Portfolio

INVESTMENT OBJECTIVES

The Portfolio's objectives are to preserve capital and to maximize liquidity and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objectives:

The Portfolio invests in US dollar-denominated high-quality money market instruments. Such instruments include obligations of the US Treasury, its agencies or instrumentalities, obligations of domestic and foreign banks (such as certificates of deposit and fixed time deposits), commercial paper and short-term corporate debt securities, and repurchase agreements with respect to these types of instruments.

The Portfolio will invest only in US dollar-denominated securities having a remaining maturity of 13 months (397 days) or less and will maintain a US dollar-weighted average portfolio maturity of 90 days or less.

In seeking to maintain a constant net asset value of $1.00 per share, the Portfolio will limit its investments to securities that, in accordance with guidelines approved by the Fund's Board of Directors, present minimal credit risk. Accordingly, the Portfolio will purchase only US Government securities or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody's Investors Service ("Moody's") or Standard & Poor's Ratings Services ("S&P"), or if not so rated, determined to be of comparable quality).

Determination of quality is made at the time of investment, in accordance with procedures approved by the Fund's Board of Directors. The investment manager continuously monitors the quality of the Portfolio's investments. If the quality of an investment declines, the Portfolio may, in certain limited circumstances, continue to hold it.

Currently, the Portfolio invests only in US Government securities and in securities that are rated in the top category by Moody's and S&P. However, the Portfolio is permitted to invest up to 5% of its assets in securities rated in the second rating category by two rating organizations. The Fund may not invest more than the greater of 1% of its total assets or $1,000,000 in any one security in the second rating category.

PRINCIPAL RISKS

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Yield and total return of the Portfolio will fluctuate with fluctuations in the yields of the securities held by the Portfolio. In periods of declining interest rates, the yields of the securities held by the Portfolio will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yields of securities held by the Portfolio will tend to be lower than market rates. Additionally, when interest rates are falling, the inflow of new money to the Portfolio from sales of its shares will likely be invested in securities producing lower yields than the balance of the Portfolio's assets, reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite may be true.

Repurchase agreements in which the Portfolio invests could involve certain risks in the event of the default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

Investments in foreign banks and foreign branches of US banks involve certain risks not generally associated with investments in US banks. While US banks and US branches of foreign banks are required to maintain certain reserves and are subject to other regulations, these requirements and regulations may not apply to foreign banks or foreign branches of US banks. Investments in foreign banks or foreign branches may also be subject to other risks, including political or economic developments, the seizure or nationalization of foreign deposits and the establishments of exchange controls or other restrictions.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Fund's Statement of Additional Information.

Seligman Cash Management Portfolio

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table below the bar chart do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends were reinvested. The investment manager, at its discretion, reimbursed expenses and/or waived management fees of Class 1 shares for certain periods presented. Absent such reimbursement, returns and yield would have been lower. There is no assurance that the investment manager will continue this policy in the future.

CLASS 1 ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

 1995        5.60%
 1996        5.43%
 1997        5.52%
 1998        5.42%
 1999        5.07%
 2000        6.38%
 2001        3.88%
 2002        1.00%
 2003        0.38%
 2004        0.62%


             Best quarter return: 1.65% - quarter ended 12/31/00.

             Worst quarter return: 0.07% - quarter ended 9/30/03.

CLASS 1 AVERAGE ANNUAL TOTAL RETURNS - YEARS ENDED 12/31/04

                                                 ONE   FIVE   TEN
                                                 YEAR  YEARS YEARS
                                                 ----  ----- -----
              Seligman Cash Management Portfolio 0.62% 2.42% 3.90%
              ----------------------------------------------------

-------------
The Portfolio's 7-day yield as of December 31, 2004 was 1.36%.

Seligman Cash Management Portfolio

FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners. If any such fees or sales charges had been included, the expenses set forth below would have been higher.

ANNUAL PORTFOLIO OPERATING EXPENSES
(as a percentage of average net assets)

              Management Fees............................... 0.40%
              Distribution and/or Service (12b-1) Fees...... none
              Other Expenses/(1)/........................... 0.74%
                                                             ----
              Total Annual Portfolio Operating Expenses/(2)/ 1.14%
                                                             ====

-------------
/(1)/ Seligman has voluntarily undertaken to reimburse "other expenses" (i.e., those expenses other than management and 12b-1 fees) that exceed 0.30% of the Portfolio's average daily net assets.
/(2)/ Reflects total annual portfolio operating expenses as they would have been if the expense reimbursement arrangements had not been in effect. The total annual operating expenses for the year ended December 31, 2004, taking into consideration the current expense reimbursement arrangement would have been 0.70%. Seligman can terminate this reimbursement arrangement at any time.

EXAMPLE

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Portfolio's operating expenses (including the management fee) remain the same. The example set forth below does not reflect any fees or sales charges imposed by the Contracts on their owners. If any such fees or sales charges had been included, the expenses reflected below would have been higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- --------
                    Class 1  $116   $362    $628    $1,386
                    ---------------------------------------

Seligman Common Stock Portfolio

INVESTMENT OBJECTIVE

The Portfolio's objective is total return through a combination of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal investment strategies to seek its investment objective:

The Portfolio invests at least 80% of its net assets in common stocks that are broadly diversified among a number of industries. The Portfolio usually invests in the common stock of larger US companies; however, it may invest in companies of any size. The Portfolio may also invest in fixed-income securities and cash equivalents.

The Portfolio seeks to produce a level of current income consistent with its primary benchmark, the Standard and Poor's 500 Composite Stock Index ("S&P 500 Index"). This strategy allows for variations over time in the level of current income produced by the Portfolio.

The investment manager employs a three part investment strategy, consisting of:
(1) analytical security evaluation; (2) portfolio construction; and (3) fundamental analysis. The final portfolio composition is a reflection of these analytical and qualitative techniques.

SECURITY EVALUATION. The investment manager applies analytical techniques to evaluate a broad universe of stocks based on a number of factors. The factors may include projected earnings, earning surprise forecasts, projected cash flow, price momentum, historical income and balance sheet items, and other factors.

PORTFOLIO CONSTRUCTION. Once the attractiveness of the stocks is established, the investment manager applies quantitative factors to suggest an optimal portfolio to pursue the Fund's investment objective. In this phase, weightings are assigned to the stocks being considered for investment. The investment manager considers the risk and expected return of the overall portfolio, the expected dividend and other income to be generated by the recommended portfolio, and exposure by sector, industry, market capitalization and other categories.

FUNDAMENTAL ANALYSIS. Before changing the portfolio composition, the investment manager reviews the buy and sell recommendations generated during the first two investment steps, and will consider additional information available about a particular security that could not be captured by the analytical approach. The investment manager does this by applying traditional fundamental research. This means the investment manager concentrates on individual company fundamentals, focusing on companies that the investment manager believes are well managed and possess the opportunity for earnings growth. Using this qualitative information, the investment manager may adjust the weightings and, in some cases, may eliminate a stock completely from consideration. This may result in changes to the suggested trades generated during the portfolio construction phase.

The Portfolio may purchase American Depositary Receipts ("ADRs"), which are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks.

The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Portfolio may not invest 25% or more of its total assets in securities of companies in any one industry. The Portfolio may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed to offer good investment opportunities. If an industry or economic sector in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Seligman Common Stock Portfolio

Stocks of large US companies, like those in which the Portfolio usually invests, periodically experience periods of volatility. During these volatile periods the value of large company stocks have periodically declined. To the extent large company stocks were to experience similar declines in the future, the Portfolio's performance would be adversely impacted.

Foreign securities or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement and custody risks, currency fluctuations, foreign taxation, differences in financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions.

If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.

Although the Portfolio seeks current income consistent with its primary benchmark, the S&P 500 Index, the Portfolio can only distribute its "net" current income (i.e., current income minus all applicable Fund expenses) to contract owners. Therefore, this amount may be lower than the current income produced by the S&P 500 Index.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Fund's Statement of Additional Information.

Seligman Common Stock Portfolio

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table below the bar chart do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

CLASS 1 ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

 1995       27.28%
 1996       20.08%
 1997       21.31%
 1998       24.16%
 1999       13.15%
 2000      -10.53%
 2001      -12.24%
 2002      -27.16%
 2003       26.30%
 2004       12.65%


             Best quarter return: 19.11% - quarter ended 12/31/98.

            Worst quarter return: -18.62% - quarter ended 9/30/02.

CLASS 1 AVERAGE ANNUAL TOTAL RETURNS - YEARS ENDED 12/31/04

                                                ONE    FIVE    TEN
                                                YEAR   YEARS  YEARS
                                               -----  -----   -----
           Seligman Common Stock Portfolio     12.65% (4.04)%  7.80%
           ---------------------------------------------------------
           S&P 500 Index                       10.87  (2.30)  12.07
           ---------------------------------------------------------
           Lipper Large-Cap Core Funds Average  7.78  (3.45)   9.98
           ---------------------------------------------------------

-------------
The Lipper Large-Cap Core Funds Average and The Standard & Poor's 500 Composite Stock Index ("S&P 500 Index") are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Average does not reflect any sales charges and the S&P 500 Index does not reflect any fees and sales charges. The Lipper Average is an average of US mutual funds that invest primarily in large-cap stocks and that have an average price-to-earnings ratio, price to book ratio, and three-year earnings growth relative to the S&P 500. The S&P 500 measures the performance of 500 of the largest US companies based on market capitalizations. Investors cannot invest directly in an average or an index.

Seligman Common Stock Portfolio

FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners. If any such fees or sales charges had been included, the expenses set forth below would have been higher.

ANNUAL PORTFOLIO OPERATING EXPENSES
(as a percentage of average net assets)

                Management Fees.......................... 0.40%
                Distribution and/or Service (12b-1) Fees. none
                Other Expenses........................... 0.29%
                                                          ----
                Total Annual Portfolio Operating Expenses 0.69%
                                                          ====

EXAMPLE

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Portfolio's operating expenses (including the management fee) remain the same. The example set forth below does not reflect any fees or sales charges imposed by the Contracts on their owners. If any such fees or sales charges had been included, the expenses reflected below would have been higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- --------
                    Class 1  $70    $221    $384     $859
                    ---------------------------------------

PORTFOLIO MANAGEMENT

The Portfolio is managed by Seligman's Core Investment Team, headed by Mr. John
B. Cunningham. Mr. Cunningham is Vice President of the Fund and Portfolio Manager of the Portfolio, as well as Co-Portfolio Manager of Seligman Income and Growth Portfolio. He is also Vice President and Portfolio Manager of Seligman Common Stock Fund, Inc., Tri-Continental Corporation, a closed-end investment company, and Vice President and Co-Portfolio Manager of Seligman Income and Growth Fund, Inc. Mr. Cunningham is also a Managing Director and Chief Investment Officer of Seligman. Prior to joining Seligman, Mr. Cunningham was, beginning in 2001, a Managing Director, Senior Portfolio Manager of Salomon Brothers Asset Management ("SBAM") and Group Head of SBAM's Equity Team. Prior to 2001, he was a Director, Portfolio Manager of SBAM.

Mr. Michael F. McGarry, a Managing Director of Seligman, is Vice President of the Fund and Co-Portfolio Manager of the Portfolio. He is also Vice President and Co-Portfolio Manager of Tri-Continental Corporation, a closed-end investment company, and Seligman Common Stock Fund, Inc. Mr. McGarry joined Seligman in August 1990 as an Institutional Portfolio Administrator. Mr.
McGarry has been a member of the team managing the Portfolio since October 2001.

Mr. Cunningham and Mr. McGarry each have decision making authority with respect to the investments of the Portfolio, although, as team leader of the Core Investment Team, Mr. Cunningham typically makes the final decision with respect to investments made by the Portfolio.

The Fund's Statement of Additional Information provides additional information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Managers and each Portfolio Manager's ownership of securities of the Portfolio.

Seligman Communications and Information Portfolio

INVESTMENT OBJECTIVE

The Portfolio's objective is capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries. The Portfolio may invest in companies of any size.

The Portfolio may invest in securities of large companies that now are well established in the world communications and information market and can be expected to grow with the market. The Portfolio may also invest in small-to-medium size companies that the investment manager believes provide opportunities to benefit from the rapidly changing technologies and the expansion of the communications, information and related industries.

The Portfolio uses a bottom-up stock selection approach. This means that the investment manager uses extensive in-depth research into specific companies in the communications, information and related industries to find those companies that it believes offer the greatest prospects for future growth. In selecting individual securities, the investment manager looks for companies that it believes display or are expected to display:

    .  Robust growth prospects
    .  High profit margins or return on capital
    . Attractive valuation relative to expected earnings or cash flow . Quality management
    .  Unique competitive advantages

The Portfolio generally sells a stock if the investment manager believes its target price is reached, its earnings are disappointing, its revenue growth has slowed, or its underlying fundamentals have deteriorated.

The Portfolio primarily invests in common stocks. However, the Portfolio may also invest in securities convertible into or exchangeable for common stocks, in rights and warrants to purchase common stocks, and in debt securities or preferred stocks believed to provide opportunities for capital gain.

The Portfolio may purchase American Depositary Receipts ("ADRs"), which are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period.

The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Portfolio concentrates its investments in companies in the communications, information and related industries. Therefore, the Portfolio may be susceptible to factors affecting these industries and the Portfolio's net asset value may fluctuate more than a fund that invests in a wider range of industries. In addition, the rapid pace of change within many of these industries tends to create a more volatile operating environment than in other industries.

Stocks of companies in the technology sector, like those in which the Portfolio may invest, periodically experience periods of volatile performance. During periods of volatility, the value of technology stocks may decline.

The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Seligman Communications and Information Portfolio

Illiquid securities, foreign securities, or options in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.

The Portfolio may actively and frequently trade stocks in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.

Due to differences in tax treatment and other considerations, the interests of Qualified Plans and various Contract owners participating in the Portfolio may conflict. The Board of Directors monitors events in order to identify any material conflicts and to determine what action, if any, should be taken in response.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Fund's Statement of Additional Information.

Seligman Communications and Information Portfolio

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table below the bar chart do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

CLASS 1 ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

  1995       38.55%
  1996        8.81%
  1997       22.22%
  1998       36.49%
  1999       85.81%
  2000      -36.19%
  2001        5.34%
  2002      -36.06%
  2003       44.35%
  2004       11.19%


             Best quarter return: 45.09% - quarter ended 12/31/99.

            Worst quarter return: -30.44% - quarter ended 9/30/01.

CLASS 1 AVERAGE ANNUAL TOTAL RETURNS - YEARS ENDED 12/31/04

                                                       ONE    FIVE     TEN
                                                       YEAR   YEARS   YEARS
                                                      -----  ------   -----
    Seligman Communications and Information Portfolio 11.19%  (7.16)% 12.42%
    ------------------------------------------------------------------------
    S&P 500 Index                                     10.87   (2.30)  12.07
    ------------------------------------------------------------------------
    Goldman Sachs Technology Indexes/(1)/              2.91  (15.88)    n/a
    ------------------------------------------------------------------------
    Lipper Science & Technology Funds Average          3.97  (16.49)   9.64
    ------------------------------------------------------------------------

-------------
The Standard & Poor's 500 Composite Stock Index ("S&P 500 Index"), the Lipper Science & Technology Funds Average and the Goldman Sachs Technology Indexes are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Average does not reflect any sales charges and the S&P 500 Index and Goldman Sachs Technology Indexes do not reflect any fees and sales charges. The S&P 500 Index measures the performance of 500 of the largest US companies based on market capitalizations. The Goldman Sachs Technology Indexes are a family of equity indexes designed as equity benchmarks for US traded technology and internet-related securities. Investors cannot invest directly in an average or an index.
/(1) /The Goldman Sachs Technology Indexes are available from 8/31/96.

Seligman Communications and Information Portfolio

FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners. If any such fees or sales charges had been included, the expenses set forth below would have been higher.

ANNUAL PORTFOLIO OPERATING EXPENSES
(as a percentage of average net assets)

                Management Fees.......................... 0.75%
                Distribution and/or Service (12b-1) Fees. none
                Other Expenses........................... 0.25%
                                                          ----
                Total Annual Portfolio Operating Expenses 1.00%
                                                          ====

EXAMPLE

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Portfolio's operating expenses (including the management fee) remain the same. The example set forth below does not reflect any fees or sales charges imposed by the Contracts on their owners. If any such fees or sales charges had been included, the expenses reflected below would have been higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- --------
                    Class 1  $102   $318    $552    $1,225
                    ---------------------------------------

PORTFOLIO MANAGEMENT

The Portfolio is managed by Seligman's Technology Group, headed by Mr. Paul H. Wick. Mr. Wick, a Director and Managing Director of Seligman, is Vice President of the Fund and has been Portfolio Manager of the Portfolio since its inception. Mr. Wick has been Vice President and Portfolio Manager of Seligman Communications and Information Fund, Inc. since January 1990 and December 1989, respectively. Mr. Wick joined Seligman in August 1987 as an Associate, Investment Research, and became Vice President, Investment Officer in August 1991; he was named Managing Director in January 1995 and was elected a Director of Seligman in November 1997.

Richard M. Parower, a Managing Director of Seligman, joined Seligman in April 2000. Mr. Parower is a Vice President of the Fund and Portfolio Manager of its Global Technology Portfolio and Vice President and Co-Portfolio Manager of Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II,
Inc. Mr. Parower is also Vice President of Seligman Global Fund Series, Inc.
and Portfolio Manager of the Global Technology Fund. Mr. Parower provides assistance to Mr. Wick in managing the Portfolio through his research and contributions to the investment decisions with respect to companies in the application software, information technology services and international sectors.

Reema D. Shah, a Managing Director of Seligman, joined Seligman in November 2000. Previously, during 2000, she was Senior Data/Transaction Processing Research Analyst with Credit Suisse First Boston. Ms. Shah is Vice President and Co-Portfolio Manager of Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II, Inc. Ms. Shah provides assistance to Mr. Wick in managing the Portfolio through her research and contributions to the investment decisions with respect to companies in the internet, entertainment software, software infrastructure, computer-aided design software and education sectors.

Vishal Saluja, a Managing Director of Seligman, joined Seligman in April 2000. Mr. Saluja provides assistance to Mr. Wick in managing the Portfolio through his research and contributions to the investment decisions with respect to companies in the medical devices, laboratory test and instrumentation equipment, clinical laboratory services and electronic design automation software industries.

Ajay Diwan, a Senior Vice President, Investment Officer of Seligman, joined Seligman in February 2001. Previously, Mr. Diwan was Vice President, Equity Research for Goldman Sachs from 1994 where he was responsible for the data networking, optical systems and wireless equipment sectors and lead managed the initial public offerings of several companies. Mr. Diwan provides assistance to Mr. Wick in managing the Portfolio through his research and contributions to the investment decisions with respect to companies in the data networking, data storage, wireless equipment, wireline equipment and information technology services industries.

The Fund's Statement of Additional Information provides additional information about the compensation of the individuals listed above (the "Portfolio Team"), other accounts managed by the Portfolio Team and the Portfolio Team's ownership of securities of the Portfolio.

TECHNOLOGY:
The use of science to create new products and services. The industry comprises information technology and communications, as well as medical, environmental and biotechnology.


Seligman Global Technology Portfolio

INVESTMENT OBJECTIVE

The Portfolio's objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 80% of its net assets in equity securities of US and non-US companies with business operations in technology and technology-related industries.

The Portfolio may invest in companies domiciled in any country. The Portfolio generally invests in several countries in different geographic regions.

The Portfolio may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Portfolio. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for small to medium-sized companies, and the Portfolio may invest in these companies as well.

The investment manager seeks to identify those technology companies that it believes have the greatest prospects for future growth, no matter what their country of origin. The Portfolio combines in-depth research into individual companies with macro analysis. The investment manager looks for attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities. In selecting individual securities, the investment manager looks for companies it believes display one or more of the following:

    .  Robust growth prospects

    .  High profit margins

    . Attractive valuation relative to earnings forecasts or other valuation criteria (e.g., return on equity)

    .  Quality management and equity ownership by executives

    .  Unique competitive advantages (e.g., market share, proprietary products)

    .  Potential for improvement in overall operations

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate.

The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. Although the Portfolio normally invests in equity securities, the Portfolio may invest up to 20% of its assets in preferred stock and investment grade or comparable quality debt securities. The Portfolio may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers.

The Portfolio may invest up to 15% of its assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period.

The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

Seligman Global Technology Portfolio

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Foreign securities, illiquid securities, or options in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks. There can be no assurance that the Portfolio's foreign investments will present less risk than a portfolio of solely US securities.

Stocks of companies in the technology sector, like those in which the Portfolio may invest, periodically experience periods of volatile performance. During periods of volatility, the value of technology stocks may decline.

The Portfolio may be susceptible to factors affecting technology and technology-related industries and the Portfolio's net asset value may fluctuate more than a portfolio that invests in a wider range of industries. Technology companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets, and financial or managerial resources. These risks may be heightened for technology companies in foreign markets.

The Portfolio seeks to limit risk by diversifying its investments among different sectors within the technology industry, as well as among different countries. Diversification reduces the effect the performance of any one sector or events in any one country will have on the Portfolio's entire investment portfolio. However, a decline in the value of one of the Portfolio's investments may offset potential gains from other investments.

The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Fund's Statement of Additional Information.

Seligman Global Technology Portfolio

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to four widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table below the bar chart do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. The investment manager and/or its former subadvisers, at their discretion, have reimbursed expenses of Class 1 shares for certain periods presented. Absent such reimbursement, returns would have been lower. There is no assurance that the investment manager will continue this policy in the future.

CLASS 1 ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

 1997       19.53%
 1998       36.80%
 1999      118.80%
 2000      -23.75%
 2001      -22.05%
 2002      -31.64%
 2003       36.12%
 2004        3.98%


             Best quarter return: 56.86% - quarter ended 12/31/99.

            Worst quarter return: -32.05% - quarter ended 9/30/01.

CLASS 1 AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04

                                                                 SINCE
                                                ONE    FIVE    INCEPTION
                                                YEAR   YEARS    5/1/96
                                               -----  ------   ---------
     Seligman Global Technology Portfolio       3.98% (10.47)%   9.17%
     ---------------------------------------------------------------------
     MSCI IT Index                              2.62  (17.39)    7.31/(1)/
     ---------------------------------------------------------------------
     MSCI World Index                          15.25   (2.05)    6.68/(1)/
     ---------------------------------------------------------------------
     Lipper Global Funds Average               13.84   (1.51)    6.76/(1)/
     ---------------------------------------------------------------------
     Lipper Science & Technology Funds Average  3.97  (16.49)    5.82/(1)/
     ---------------------------------------------------------------------

-------------
The Lipper Global Funds Average, the Lipper Science & Technology Funds Average, the Morgan Stanley Capital International World Information Technology Index ("MSCI IT Index") and the Morgan Stanley Capital International World Index ("MSCI World Index") are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Averages do not reflect any sales charges and the MSCI World Index and the MSCI IT Index do not reflect any fees and sales charges. The MSCI World Index measures the performance of stocks in 23 developed markets in North America, Europe and the Asia/Pacific Region. The MSCI IT Index is a free float-adjusted market capitalization index designed to measure information technology stocks in the global developed equity market. The MSCI IT Index has been added as a benchmark for this Portfolio because it reflects the market sectors in which the Portfolio invests. The Lipper Global Funds Average measures the performance of mutual funds that invest at least 25% of total assets in equity securities traded outside the US, and which may own US securities. The Lipper Science & Technology Funds Average measures the performance of mutual funds that invest at least 65% of total assets in science and technology stocks. Investors cannot invest directly in an average or an index.
Prior to March 31, 2000, Seligman employed a subadviser that was responsible for providing certain portfolio management services with respect to the Portfolio's investments. Seligman no longer uses such subadvisory services for the Portfolio.
/(1) /From April 30, 1996.

Seligman Global Technology Portfolio

FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners. If any such fees or sales charges had been included, the expenses set forth below would have been higher.

ANNUAL PORTFOLIO OPERATING EXPENSES
(as a percentage of average net assets)

              Management Fees............................... 1.00%
              Distribution and/or Service (12b-1) Fees...... none
              Other Expenses/(1)/........................... 1.39%
                                                             ----
              Total Annual Portfolio Operating Expenses/(2)/ 2.39%
                                                             ====

-------------
/(1)/ Seligman has voluntarily undertaken to reimburse "other expenses" (i.e., those expenses other than management and 12b-1 fees) that exceed 0.90% of this Portfolio's average daily net assets.
/(2) /Reflects total annual portfolio operating expenses as they would have been if the expense reimbursement arrangements had not been in effect. The total annual operating expenses for the year ended December 31, 2004, taking into consideration the current reimbursement arrangement would have been 1.90%. Seligman can terminate this reimbursement arrangement at any time.

EXAMPLE

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Portfolio's operating expenses (including the management fee) remain the same. The example set forth below does not reflect any fees or sales charges imposed by the Contracts on their owners. If any such fees or sales charges had been included, the expenses reflected below would have been higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- --------
                    Class 1  $242   $745   $1,275   $2,726
                    ---------------------------------------

PORTFOLIO MANAGEMENT

The Portfolio is managed by Seligman's Global Technology Group. Mr. Richard M. Parower, who joined Seligman in April 2000, is a Managing Director of Seligman, a Vice President of the Fund and Portfolio Manager of the Portfolio. Mr. Parower is also a Vice President of Seligman Global Fund Series, Inc. and a Portfolio Manager of its Global Technology Fund and Vice President and Co-Portfolio Manager of Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II, Inc.

Paul H. Wick, a Director and Managing Director of Seligman, is Vice President of the Fund and has been Portfolio Manager of its Communication and Information Portfolio since its inception. Mr. Wick has also been Vice President and Portfolio Manager of Seligman Communications and Information Fund since January 1990 and December 1989, respectively. Mr. Wick provides assistance to Mr. Parower in managing the Portfolio through his research and contributions to the investment decisions with respect to companies in the technology industry generally.

Reema D. Shah, a Managing Director of Seligman, joined Seligman in November 2000. Previously, during 2000, she was Senior Data/Transaction Processing Research Analyst with Credit Suisse First Boston. Ms. Shah is Vice President and Co-Portfolio Manager of Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II, Inc. Ms. Shah provides assistance to Mr. Parower in managing the Portfolio through her research and contributions to the investment decisions with respect to companies in the internet, entertainment software, software infrastructure, computer-aided design software and education sectors.

Vishal Saluja, a Managing Director of Seligman, joined Seligman in April 2000. Mr. Saluja provides assistance to Mr. Parower in managing the Portfolio through his research and contributions to the investment decisions with respect to companies in the medical devices, laboratory test and instrumentation equipment, clinical laboratory services and electronic design automation software industries.

Sangeeth Peruri, a Vice President, Investment Associate of Seligman, joined Seligman in December 2000. Previously, he was an analyst with Morgan Stanley Dean Witter's Technology Investment Banking Group, where he worked on numerous financings, as well as mergers and acquisitions for public and private technology companies. Mr. Peruri provides assistance to Mr. Parower in managing the Portfolio through his research and contributions to the investment decisions with respect to the semiconductor sector.

The Fund's Statement of Additional Information provides additional information about the compensation of the individuals listed above (the "Portfolio Team"), other accounts managed by the Portfolio Team and the Portfolio Team's ownership of securities of the Portfolio.

Seligman International Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio's objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio invests primarily in high-quality, large and mid-capitalization growth companies that are considered leaders in their industries, emphasizing those industries that are growing on a global basis. The Portfolio may invest in any country; however, it typically will not invest in the US. It generally invests in several countries in different geographic regions.

The Portfolio generally invests in the common stocks of medium to large-sized companies in the principal international markets. It may also invest in companies with lower market capitalization or in smaller regional or emerging markets (representation in the emerging markets will generally be less than 25% of assets).

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

    . Attractive valuations relative to earnings and revenue forecasts or other valuation criteria (e.g., return on equity)

    .  Quality management

    .  Unique competitive advantage (e.g., market share, proprietary products)

    .  Strong possibility of multiple expansion

    . Potential for improvement in overall operations (hidden/unappreciated value)

The Portfolio generally sells a stock if the portfolio manager believes its target price has been reached, there is a decelerating trend of earnings growth, deteriorating industry fundamentals, management change or failure, its revenue growth has slowed, or its underlying fundamentals have deteriorated.

The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The securities may be listed on a US or foreign stock exchange or traded in US or foreign over-the-counter markets. The Portfolio normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Portfolio may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Portfolio may invest up to 15% of its assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Portfolio on reasonable terms in many situations, and the Portfolio may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

Seligman International Growth Portfolio

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Foreign securities, illiquid securities, or options in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks. There can be no assurance that the Portfolio's foreign investments will present less risk than a portfolio of solely US securities.

The Portfolio seeks to limit the risk of investing in foreign securities by diversifying its investments among different regions and countries. Diversification reduces the effect events in any one country will have on the Portfolio's entire investment portfolio. However, a decline in the value of the Portfolio's investments in one country may offset potential gains from investments in another country.

The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Portfolio may not invest 25% or more of its total assets in securities of companies in any one industry. The Portfolio may, however, invest a substantial percentage of its assets in certain industries or economic sectors that the portfolio manager believes offer good investment opportunities. If an industry or economic sector in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.

If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Fund's Statement of Additional Information.

Seligman International Growth Portfolio

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table below the bar chart do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. The investment manager and/or its former subadvisers, at their discretion, have reimbursed expenses of Class 1 shares for certain periods presented. Absent such reimbursement, returns would have been lower. There is no assurance that the investment manager will continue this policy in the future.

CLASS 1 ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

 1995       11.34%
 1996        7.08%
 1997        8.35%
 1998       15.81%
 1999       26.64%
 2000      -32.47%
 2001      -24.41%
 2002      -16.52%
 2003       33.48%
 2004       24.19%


             Best quarter return: 17.81% - quarter ended 12/31/98.

            Worst quarter return: -18.03% - quarter ended 9/30/02.

CLASS 1 AVERAGE ANNUAL TOTAL RETURNS - YEARS ENDED 12/31/04

                                                         ONE    FIVE    TEN
                                                         YEAR   YEARS  YEARS
                                                        -----  -----   -----
    Seligman International Growth Portfolio             24.19% (6.72)% 2.96%
    ------------------------------------------------------------------------
    MSCI EAFE Index                                     20.70  (0.80)  5.94
    ------------------------------------------------------------------------
    Lipper International Funds Average                  18.04  (2.02)  6.43
    ------------------------------------------------------------------------
    Lipper International Multi-Cap Growth Funds Average 16.64  (4.70)  5.94
    ------------------------------------------------------------------------

-------------
The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index ("MSCI EAFE Index"), the Lipper International Multi-Cap Growth Funds Average and the Lipper International Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Averages exclude the effect of sales charges and the MSCI EAFE Index excludes the effect of fees and sales charges. The MSCI EAFE Index measures the performance of stocks in 21 developed countries in Europe, Australasia, and the Far East. The Lipper International Multi-Cap Growth Funds Average measures the performance of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the US with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-US Broad Market Index and the Lipper International Funds Average measures the performance of mutual funds that invest their assets in securities with primary trading markets outside the US. As of the date of this Prospectus, Lipper classifies the Portfolio as an International Multi-Cap Growth Fund. Investors cannot invest directly in an average or an index.

Prior to March 31, 2000, Seligman employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Portfolio. From March 31, 2000 until September 15, 2003, the assets of the Portfolio were managed exclusively by Seligman. Since September 15, 2003, Wellington Management has been employed by Seligman as subadviser to provide portfolio management services to the Portfolio.

Seligman International Growth Portfolio

FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners. If any such fees or sales charges had been included, the expenses set forth below would have been higher.

ANNUAL PORTFOLIO OPERATING EXPENSES
(as a percentage of average net assets)

              Management Fees............................... 1.00%
              Distribution and/or Service (12b-1) Fees...... none
              Other Expenses/(2)/........................... 3.08%
              Total Annual Portfolio Operating Expenses/(1)/ 4.08%
              -------------
              /(1)/ Less: Expense Reimbursement............. 2.08%
                                                             ----
               Net Operating Expenses....................... 2.00%
                                                             ====

/(2)/ Effective May 2, 2005, the Seligman has contractually undertaken to reimburse "other expenses" (i.e. those expenses other than management and 12b-1 fees and extraordinary expenses) that exceed 1.00% of the Portfolio's average daily net assets. This undertaking will remain in effect until December 31, 2006.

EXAMPLE

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Portfolio's operating expenses (including the management fee) remain the same. The example set forth below does not reflect any fees or sales charges imposed by the Contracts on their owners. If any such fees or sales charges had been included, the expenses reflected below would have been higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- --------
                    Class 1  $203   $916   $1,791   $4,052
                    ---------------------------------------

PORTFOLIO MANAGEMENT

The Portfolio is managed by Andrew S. Offit, Senior Vice President of Wellington Management. Mr. Offit has served as Portfolio Manager of the Portfolio since 2003. He is also Portfolio Manager of Seligman Global Growth Portfolio and Seligman Global Growth Fund and Seligman International Growth Fund, two series of Seligman Global Fund Series, Inc. Mr. Offit joined Wellington Management as an investment professional in 1997 and has over 15 years of investment experience.

Mr. Berteaux has, since 2003, assisted Mr. Offit in the management of the Portfolio by providing portfolio management and securities analysis. Mr. Berteaux joined Wellington Management as an investment professional in 2001. Prior to joining Wellington Management, Mr. Berteaux was an investment professional at John Hancock Funds (1998-2001).

The Fund's Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities of the Portfolio.

Seligman Investment Grade Fixed Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio's objective is favorable current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

Generally, the Portfolio invests in fixed-income securities, diversified among a number of market sectors. The Portfolio has a fundamental policy that at least 80% of the Portfolio's assets will be invested in securities that are rated investment-grade when purchased by the Portfolio. The Portfolio may invest in securities of any duration. Capital appreciation is a secondary consideration in selecting securities for purchase by the Portfolio.

The Portfolio may invest in corporate debt securities (including bonds and debentures convertible into common stock or with rights and warrants), securities issued or guaranteed by the US Treasury, its agencies or instrumentalities, mortgage-backed securities (including collateralized mortgage obligations and mortgage pass-through securities), and high-grade money market instruments. The Portfolio may also hold or sell any securities obtained through the exercise of conversion rights or warrants, or as a result of a reorganization, recapitalization, or liquidation proceeding of any issuer of securities owned by the Portfolio.

The Portfolio's investment approach combines macro analysis of the fixed-income market with fundamental research into individual securities, customized by market sector. This means that the investment manager considers the trends in the fixed-income market and evaluates the long-term trends in interest rates, and then selects individual securities for the Portfolio based on its evaluation of each security's particular characteristics (for example, duration, yield, quality, relative value). The average maturity of the Portfolio will vary in response to what the investment manager believes to be the long-term trend in interest rates. Generally, if rates are trending up, the Portfolio will seek to hold securities with shorter maturities. If rates are trending down, the Portfolio will seek to hold securities with longer maturities. Additionally, the Portfolio's concentration in any particular market sector and the Portfolio's individual security holdings will vary depending on the investment manager's view of the relative value offered by certain sectors, as well as specific securities within those sectors.

In selecting individual securities for purchase by the Portfolio, the investment manager will seek to identify securities of various market sectors that it believes offer better total return opportunities.

The Portfolio generally sells securities when the investment manager believes that the direction of long-term interest rates is changing, better opportunities exist in the market, or yield spreads (i.e., the yields offered on different securities) have become too narrow to justify the added volatility of long-term securities (which generally offer higher yields), or when the Portfolio must meet cash requirements.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may invest up to 10% of its total assets in foreign securities. The Portfolio may purchase securities on a when-issued or forward commitment basis (delivery of securities and payment of the purchase price takes place after the commitment to purchase the securities). The Portfolio generally does not invest a significant amount, if any, in illiquid or foreign securities.

Seligman Investment Grade Fixed Income Portfolio

PRINCIPAL RISKS

The value of your investment in the Portfolio will fluctuate with fluctuations in the value of the securities held by the Portfolio. The principal factors that may affect the value of the Portfolio's securities holdings are changes in interest rates, the creditworthiness of the issuers of securities held by the Portfolio, unanticipated prepayment and the decline of the bond market.

INTEREST RATE RISK. Changes in market interest rates will affect the value of securities held by the Portfolio. The Portfolio invests mostly in fixed-income securities. In general, the market value of fixed-income securities moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates fall. The Portfolio's net asset value per share generally moves in the same direction as the market value of the securities it holds. Therefore, if interest rates rise, you should expect the Portfolio's net asset value per share to fall.

Long-term securities are generally more sensitive to changes in interest rates, and, therefore, are subject to a greater degree of market price volatility. To the extent the Portfolio holds long-term securities, its net asset value will be subject to a greater degree of fluctuation than if it held securities of shorter duration.

CREDIT RISK. A fixed-income security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Credit risk also includes the risk that an issuer of a debt security would be unable to make interest and principal payments. To the extent the Portfolio holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

While the Portfolio is required to invest at least 80% of its assets in securities rated investment-grade on the date of purchase, there is no guarantee that these securities are free from credit risk. Ratings by Moody's Investors Service and Standard & Poor's Ratings Services are generally accepted measures of credit risk. However, these ratings are subject to certain limitations. The rating of an issuer is based heavily on past developments and does not necessarily reflect probable future conditions. Frequently there is a lag between a change in an issuer's circumstances and the time its rating is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.

PREPAYMENT RISK. Mortgage-backed securities in which the Portfolio invests may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment. Mortgage prepayments generally increase during a period of declining interest rates. Prepayments increase the cash amounts available to the Portfolio for investment and these amounts would have to be reinvested at lower interest rates. In addition, prepayments on underlying mortgages result in a loss of anticipated interest, and, therefore the actual yield to the Portfolio may be different from the quoted yield on the securities. As a result, when interest rates are declining, mortgage-backed securities may not increase as much as other fixed-income securities of comparable maturities, although they may have a similar risk of decline when interest rates rise.

MARKET RISK. Fixed-income securities, like those in which the Portfolio invests, are traded principally by dealers in the over-the-counter market. The Portfolio's ability to sell securities it holds is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could reduce the number of ready buyers.

OTHER RISKS

FOREIGN SECURITIES AND ILLIQUID SECURITIES RISK. Foreign securities and illiquid securities in the Portfolio's portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, investment and repatriation restrictions and custody risks.

ZERO-COUPON AND PAY-IN-KIND RISK. "Zero-coupon" and "pay-in-kind" securities may be subject to greater fluctuations in value because they tend to be more speculative than income bearing securities. Fluctuations in the market prices of those securities owned by the Portfolio will result in corresponding fluctuations and volatility in the net asset value of the shares of the Portfolio.

PORTFOLIO TURNOVER RISK. The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transactions costs which may increase the Portfolio's expenses and lower yield.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Fund's Statement of Additional Information.

Seligman Investment Grade Fixed Income Portfolio

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table below the bar chart do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. The investment manager, at its discretion, reimbursed expenses of Class 1 shares for certain periods presented. Absent such reimbursement, returns would have been lower. There is no assurance that the investment manager will continue this policy in the future.

CLASS 1 ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

 1995       19.18%
 1996        0.09%
 1997        8.98%
 1998        8.20%
 1999       -4.48%
 2000       10.25%
 2001        5.52%
 2002        9.83%
 2003        4.72%
 2004        2.41%


              Best quarter return: 6.88% - quarter ended 6/30/95.

             Worst quarter return: -3.35% - quarter ended 3/31/96.

CLASS 1 AVERAGE ANNUAL TOTAL RETURNS - YEARS ENDED 12/31/04

                                                        ONE   FIVE   TEN
                                                        YEAR  YEARS YEARS
                                                        ----  ----- -----
       Seligman Investment Grade Fixed Income Portfolio 2.41% 6.50% 6.29%
       ------------------------------------------------------------------
       Lehman Brothers Government Bond Index            3.48  7.48  7.46
       ------------------------------------------------------------------
       Lehman Brothers Government/Credit Index          4.19  8.00  7.81
       ------------------------------------------------------------------
       Lipper Corporate Debt Funds BBB-Rated Average    5.30  7.59  7.89
       ------------------------------------------------------------------

-------------
The Lehman Brothers Government Bond Index, the Lehman Brothers Government/Credit Index and the Lipper Corporate Debt Funds BBB-Rated Average are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Average does not reflect any sales charges and the Lehman Indices do not reflect any fees and sales charges. The Lehman Brothers Government Bond Index is composed of all publicly issued, nonconvertible, domestic debt of the US government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the US government. The Lehman Brothers Government/Credit Index is composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's), with at least one year to maturity. The Lipper Average is an index of mutual funds that invest primarily in corporate and government debt issues rated in the top four grades. The Lehman Brothers Government/Credit Index is being added as a benchmark to the Portfolio because it reflects the securities in which the Portfolio invests. Investors cannot invest directly in an average or an index.

Seligman Investment Grade Fixed Income Portfolio

FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners. If any such fees or sales charges had been included, the expenses set forth below would have been higher.

ANNUAL PORTFOLIO OPERATING EXPENSES
(as a percentage of average net assets)

              Management Fees............................... 0.40%
              Distribution and/or Service (12b-1) Fees...... none
              Other Expenses/(1)/........................... 0.71%
                                                             ----
              Total Annual Portfolio Operating Expenses/(2)/ 1.11%
                                                             ====

-------------
/(1) /Seligman has voluntarily undertaken to reimburse "other expenses" (i.e., those expenses other than management and 12b-1 fees) that exceed 0.45% of the Portfolio's average daily net assets.
/(2) /Reflects total annual portfolio operating expenses as they would have been if the expense reimbursement arrangements had not been in effect. The total annual operating expenses for the year ended December 31, 2004, taking into consideration the current expense reimbursement arrangement would have been 0.85%. Seligman can terminate this reimbursement arrangement at any time.

EXAMPLE

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Portfolio's operating expenses (including the management fee) remain the same. The example set forth below does not reflect any fees or sales charges imposed by the Contracts on their owners. If any such fees or sales charges had been included, the expenses reflected below would have been higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- --------
                    Class 1  $113   $353    $612    $1,352
                    ---------------------------------------

PORTFOLIO MANAGEMENT

The Portfolio is managed by the investment grade team of Seligman's Fixed Income Team. The investment grade team is headed by Mr. Christopher J. Mahony, Senior Vice President, Investment Officer of Seligman. Mr. Mahony joined Seligman in April 2001 and is Vice President of the Fund and Portfolio Manager of the Portfolio. He is also Portfolio Manager of the Seligman Cash Management Portfolio and Co-Portfolio Manager of the Seligman Income and Growth Portfolio of the Fund; Vice President and Portfolio Manager of Seligman Cash Management Fund, Inc. and Seligman Investment Grade Fixed Income Fund, Inc.; Vice President and Co-Portfolio Manager of Seligman Income and Growth Fund, Inc.; and Vice President of Seligman High Income Fund Series and Portfolio Manager of its Seligman U.S. Government Securities Series. Before joining Seligman, since 1994, Mr. Mahony was Senior Portfolio Manager at Fort Washington Investment Advisors, Inc. located in Cincinnati, Ohio, where he managed all third party investment-grade fixed-income portfolios.

The Fund's Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of securities of the Portfolio.

Seligman Large-Cap Value Portfolio

INVESTMENT OBJECTIVE

The Portfolio's objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 80% of its net assets in the common stocks of "value" companies with large market capitalization ($4 billion or more) at the time of purchase by the Portfolio.

The Portfolio uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display one or more of the following:

VALUE COMPANIES:
Those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers.


..  A low price-to-earnings and/or low price-to-book ratio

..  Positive change in senior management

..  Positive corporate restructuring

..  Temporary setback in price due to factors that no longer exist

The Portfolio generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Portfolio invests and continually monitors portfolio holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Portfolio generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

Although the Portfolio invests primarily in common stocks of domestic issuers, it may also invest in other equity-related securities of domestic issuers, including preferred stock and stock convertible into or exchangeable for such securities. The Portfolio expects that no more than 15% of its assets will be invested in cash or fixed-income securities, except as a temporary defensive measure. The Portfolio may also invest in American Depository Receipts ("ADRs"). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Portfolio uses the same criteria in evaluating these securities as it does for common stocks.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold). The Portfolio may also invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period. The Portfolio generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.

The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund's Board of Directors may change the parameters by which large market capitalization is defined if it concludes such a change is appropriate.

Seligman Large-Cap Value Portfolio

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Portfolio holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Portfolio's performance than if the Portfolio held a larger number of securities. The Portfolio may experience more volatility, especially over the short term, than a fund with a greater number of holdings.

The Portfolio may not invest more than 25% of its total assets in securities of companies in any one industry. However, the Portfolio may invest a substantial percentage of its assets in certain industries or economic sectors believed to offer good investment opportunities. If an industry or economic sector in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected. This effect may be heightened because the Portfolio holds a smaller number of securities.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or options in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Fund's Statement of Additional Information.

Seligman Large-Cap Value Portfolio

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to four widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table below the bar chart do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. The investment manager, at its discretion, reimbursed expenses of Class 1 shares for certain periods presented. Absent such reimbursement, returns would have been lower. Effective August 11, 2003, the investment manager discontinued this policy.

CLASS 1 ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

 1999       -2.76%
 2000       25.84%
 2001       -8.28%
 2002      -31.90%
 2003       33.91%
 2004       16.25%


             Best quarter return: 20.59% - quarter ended 6/30/03.

            Worst quarter return: -25.59% - quarter ended 9/30/02.

CLASS 1 AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04

                                             ONE   FIVE   SINCE INCEPTION
                                             YEAR  YEARS      5/1/98
                                            -----  -----  ---------------
       Seligman Large-Cap Value Portfolio   16.25%  4.12%      2.60%
       ------------------------------------------------------------------
       S&P 500 Index                        10.87  (2.30)      2.69
       ------------------------------------------------------------------
       Russell 1000 Value Index             16.49   5.27       5.29
       ------------------------------------------------------------------
       Lipper Large-Cap Value Funds Average 11.93   3.35       3.73/(1)/
       ------------------------------------------------------------------
       Lipper Multi-Cap Value Funds Average 14.39   5.36       4.72/(1)/
       ------------------------------------------------------------------

-------------
The Standard & Poor's 500 Composite Stock Index ("S&P 500 Index"), the Russell 1000 Value Index, the Lipper Large-Cap Value Funds Average and the Lipper Multi-Cap Value Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Averages do not reflect any sales charges and the Russell Index and S&P 500 Index do not reflect any fees and sales charges. The Lipper Large-Cap Value Funds Average measures the performance of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. The Lipper Multi-Cap Value Funds Average measures the performance of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-growth value compared to the S&P SuperComposite 1500 Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies (large-cap value segment of the US equity universe) with lower price-to-book ratios and higher forecasted growth values. The S&P 500 measures the performance of 500 of the largest US companies based on market capitalization. As of the date of this Prospectus, Lipper classifies the Portfolio as a Multi-Cap Value Fund. Investors cannot invest directly in an average or an index.
/(1) /From April 30, 1998.

Seligman Large-Cap Value Portfolio

FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners. If any such fees or sales charges had been included, the expenses set forth below would have been higher.

ANNUAL PORTFOLIO OPERATING EXPENSES
(as a percentage of average net assets)

                Management Fees.......................... 0.80%
                Distribution and/or Service (12b-1) Fees. none
                Other Expenses........................... 0.46%
                                                          ----
                Total Annual Portfolio Operating Expenses 1.26%
                                                          ====

EXAMPLE

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Portfolio's operating expenses (including the management fee) remain the same. The example set forth below does not reflect any fees or sales charges imposed by the Contracts on their owners. If any such fees or sales charges had been included, the expenses reflected below would have been higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- --------
                    Class 1  $128   $400    $692    $1,523
                    ---------------------------------------

PORTFOLIO MANAGEMENT

The Portfolio is managed by Seligman's Value Team, headed by Mr. Neil T. Eigen. Mr. Eigen has been head of the Value Team since he joined Seligman in 1997. Mr. Eigen, a Director and Managing Director of Seligman, is Vice President of the Fund and Co-Portfolio Manager of the Portfolio. He is also Co-Portfolio Manager of the Seligman Smaller-Cap Value Portfolio and Vice President of Seligman Value Fund Series, Inc. and Co-Portfolio Manager of the Seligman Large-Cap Value Fund and the Seligman Smaller-Cap Value Fund.

Mr. Richard S. Rosen, a Managing Director of Seligman, is Vice President of the Fund and Co-Portfolio Manager of the Portfolio. Mr. Rosen is also Co-Portfolio Manager of the Seligman Smaller-Cap Value Portfolio and Vice President of Seligman Value Fund Series, Inc. and Co-Portfolio Manager of the Seligman Large-Cap Value Fund and the Seligman Smaller-Cap Value Fund. Mr. Rosen joined Seligman in 1997 as a member of the Value Team.

Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the Portfolio, although, as team leader of the Value Team, Mr. Eigen typically makes the final decision with respect to investments made by the Portfolio.

The Fund's Statement of Additional Information provides additional information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Managers and each Portfolio Manager's ownership of securities of the Portfolio.

Seligman Smaller-Cap Value Portfolio

INVESTMENT OBJECTIVE

The Portfolio's objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 80% of its net assets in the common stock of "value" companies with smaller market capitalizations ($3 billion or less) at the time of purchase by the Portfolio.

VALUE COMPANIES:
Those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers.


The Portfolio uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display one or more of the following:

..  A low price-to-earnings and/or low price-to-book ratio

..  Positive change in senior management

..  Positive corporate restructuring

..  Temporary setback in price due to factors that no longer exist

The Portfolio generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Portfolio invests and continually monitors portfolio holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Portfolio generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

Although the Portfolio invests primarily in common stock of domestic issuers, it may also invest in other equity-related securities of domestic issuers, including preferred stock and stock convertible into or exchangeable for such securities. The Portfolio expects that no more than 15% of its assets will be invested in cash or fixed-income securities, except as a temporary defensive measure. The Portfolio may also invest in American Depository Receipts ("ADRs"). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Portfolio uses the same criteria in evaluating these securities as it does for common stocks.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold). The Portfolio may also invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs or commercial paper and certificates of deposit issued by foreign banks. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period. The Portfolio generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.

The Portfolio may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Portfolio may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund's Board of Directors may change the parameters by which small market capitalization is defined if it concludes such a change is appropriate.

Seligman Smaller-Cap Value Portfolio

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets and financial or managerial resources.

The Portfolio holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Portfolio's performance than if the Portfolio held a larger number of securities. The Portfolio may experience more volatility, especially over the short term, than a fund with a greater number of holdings.

The Portfolio may not invest more than 25% of its total assets in securities of companies in any one industry. However, the Portfolio may invest a substantial percentage of its assets in certain industries or economic sectors that the investment manager believes offer good investment opportunities. If an industry or economic sector in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected. This effect may be heightened because the Portfolio holds a smaller number of securities.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or options in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

If the Portfolio invests in ETFs, shareholders would bear not only their proportionate share of the Portfolio's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Fund's Statement of Additional Information.

Seligman Smaller-Cap Value Portfolio

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table below the bar chart do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. The investment manager, at its discretion, reimbursed expenses of Class 1 shares for certain periods presented. Absent such reimbursement, returns would have been lower. Effective August 11, 2003, the investment manager discontinued this policy.

CLASS 1 ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

 1999       35.26%
 2000       33.00%
 2001       23.52%
 2002      -15.37%
 2003       49.94%
 2004       19.95%


             Best quarter return: 34.49% - quarter ended 6/30/99.

            Worst quarter return: -19.63% - quarter ended 9/30/02.

CLASS 1 AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04

                                             ONE   FIVE   SINCE INCEPTION
                                             YEAR  YEARS      5/1/98
                                            -----  -----  ---------------
       Seligman Smaller-Cap Value Portfolio 19.95% 20.12%      16.73%
       ------------------------------------------------------------------
       Russell 2000 Value Index             22.25  17.21        9.78
       ------------------------------------------------------------------
       Lipper Small-Cap Core Funds Average  18.34  10.33        7.59/(1)/
       ------------------------------------------------------------------
       Lipper Small-Cap Value Funds Average 20.86  16.22        9.07/(1)/
       ------------------------------------------------------------------

-------------
The Russell 2000 Value Index, the Lipper Small-Cap Value Funds Average and the Lipper Small-Cap Core Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Averages do not reflect any sales charges and the Russell Index does not reflect any fees and sales charges. The Lipper Small-Cap Core Funds Average and the Lipper Small-Cap Value Funds Average measure the performance of mutual funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds typically have an average price-to earnings ratio, price-to-book ratio and three-year sales-per-share growth value compared to the S&P SmallCap 600 Index. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value compared to the S&P SmallCap 600 Index. The Russell 2000 Value Index measures the performance of those Russell 2000 companies (small-cap value segment of the US equity universe) with lower price-to-book ratios and lower forecasted growth values. As of the date of this Prospectus, Lipper classifies the Portfolio as a Small-Cap Core Fund. Investors cannot invest directly in an average or an index.
/(1) /From April 30, 1998.

Seligman Smaller-Cap Value Portfolio

FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Portfolio. Annual portfolio operating expenses are deducted from Portfolio assets and are therefore paid indirectly by you and other shareholders of the Portfolio. The table does not reflect any fees or sales charges imposed by the Contracts on their owners. If any such fees or sales charges had been included, the expenses set forth below would have been higher.

ANNUAL PORTFOLIO OPERATING EXPENSES
(as a percentage of average net assets)

                Management Fees.......................... 1.00%
                Distribution and/or Service (12b-1) Fees. none
                Other Expenses........................... 0.14%
                                                          ----
                Total Annual Portfolio Operating Expenses 1.14%
                                                          ====

EXAMPLE

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Portfolio's operating expenses (including the management fee) remain the same. The example set forth below does not reflect any fees or sales charges imposed by the Contracts on their owners. If any such fees or sales charges had been included, the expenses reflected below would have been higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- --------
                    Class 1  $116   $362    $628    $1,386
                    ---------------------------------------

PORTFOLIO MANAGEMENT

The Portfolio is managed by Seligman's Value Team, headed by Mr. Neil T. Eigen. Mr. Eigen has been head of the Value Team since he joined Seligman in 1997. Mr. Eigen, a Director and Managing Director at Seligman, Vice President of the Fund and Co-Portfolio Manager of the Portfolio. He is also Co-Portfolio Manager of the Seligman Large-Cap Value Portfolio and Vice President of Seligman Value Fund Series, Inc. and Co-Portfolio Manager of the Seligman Large-Cap Value Fund and the Seligman Smaller-Cap Value Fund.

Mr. Richard S. Rosen, a Managing Director at Seligman, is Vice President of the Fund and Co-Portfolio Manager of the Portfolio. Mr. Rosen is also Co-Portfolio Manager of the Seligman Large-Cap Value Portfolio and Vice President of Seligman Value Fund Series, Inc., Co-Portfolio Manager of the Seligman Large-Cap Value Fund and the Seligman Smaller-Cap Value Fund. Mr. Rosen joined Seligman in 1997 as a member of the Value Team.

Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the Portfolio, although, as team leader of the Value Team, Mr. Eigen typically makes the final decision with respect to investments made by the Portfolio.

The Fund's Statement of Additional Information provides additional information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Managers and each Portfolio Manager's ownership of securities of the Portfolio.

Management of the Fund

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated ("Seligman"), 100 Park Avenue, New York, New York 10017, is the investment manager of the Fund. Seligman provides investment management services for each of the Fund's Portfolios, including making purchases and sales of securities for the Portfolios, consistent with each Portfolio's investment objectives and strategies, and administers each Portfolio's business and other affairs.

Established in 1864, Seligman currently serves as manager to 23 US registered investment companies, which offers more than 60 investment portfolios with approximately $11.6 billion in assets as of March 31, 2005. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2005 of approximately $8.6 billion.

Each Portfolio pays Seligman a management fee for its services, equal to a percentage of the Portfolio's average daily net assets, as follows:

                                                                               MANAGEMENT FEE RATE
                                                      MANAGEMENT FEE RATE         PAID FOR THE
                                                       AS A % OF AVERAGE           YEAR ENDED
                                                       DAILY NET ASSETS        DECEMBER 31, 2004**
                                                  ---------------------------- -------------------
Seligman Capital Portfolio                                    .40%                     .40%
Seligman Cash Management Portfolio                            .40%                     .40%
Seligman Common Stock Portfolio                               .40%                     .40%
Seligman Communications and Information Portfolio             .75%                     .75%

Seligman Global Technology Portfolio               1.00% on first $2 billion;         1.00%
                                                    .95% on next $2 billion;
                                                        .90% thereafter

Seligman International Growth Portfolio*          1.00% on first $50 million;         1.00%
                                                    .95% on next $1 billion;
                                                        .90% thereafter

Seligman Investment Grade Fixed Income Portfolio              .40%                     .40%

Seligman Large-Cap Value Portfolio                .80% on first $500 million;          .80%
                                                   .70% on next $500 million;
                                                        .60% thereafter

Seligman Small-Cap Value Portfolio                1.00% on first $500 million;        1.00%
                                                   .90% on next $500 million;
                                                        .80% thereafter

-------------
* Effective September 15, 2003, Seligman voluntarily lowered the breakpoints in the fee schedules in respect to this Portfolio.
**Amounts are prior to any expense reimbursement. Seligman reimbursed expenses for certain of the Portfolios, due to expense caps. There is no assurance that Seligman will continue this practice in the future. For the year ended December 31, 2004, Seligman reimbursed expenses equal to the following percentages of average daily net assets of the Portfolios: Cash Management Portfolio 0.44%; Global Technology Portfolio 0.49%; International Growth Portfolio 2.08% and Investment Grade Fixed Income Portfolio 0.26%. See the "Fees and Expenses" section for each Portfolio for more information about expense reimbursements.

Subadviser

Wellington Management Company, LLP ("Wellington Management"), located at 75 State Street, Boston, Massachusetts 02109, is the subadviser for Seligman International Growth Portfolio. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of March 31, 2005, Wellington Management had approximately $470 billion in assets under management.

Seligman pays Wellington Management a subadvisory fee for the services it provides to the Subadvised Portfolio. This fee does not increase the fee payable by the International Growth Portfolio.

Wellington Management Performance Information

Set forth below is certain performance information for the calendar years since the inception of Wellington Management's composites in respect of accounts which were managed by Wellington Management with substantially similar objectives, policies, strategies and risks to the International Growth Portfolio for which Wellington Management acts as subadviser. The annual return data are presented for each calendar year since the inception of the applicable Wellington Management composite. Average annual total returns are presented for the one-, three-, and since-inception period of the applicable composite through December 31, 2004. Wellington Management's composite information below represents the actual performance, adjusted as described below, of composites which consist of all fully discretionary, fee paying accounts (including mutual funds) eligible for inclusion in the applicable composite (set forth in the notes below the tables). Wellington Management's composite performance information below is presented (i) reflecting deduction ("net") of estimated total annual fund operating expenses in respect of the Portfolio (as explained in the note below the tables) and (ii) before ("gross" of) management fees, custody charges, withholding taxes and other indirect expenses. Also set forth below is the investment results of the Portfolio in recent years, as well as the results of certain averages/indices used by the Portfolio or Wellington Management to measure their performance. The past performance of Wellington Management's composites, the Portfolio or the indices should not be considered an indication of how the Portfolio will perform in the future and shareholders should not assume that they will experience returns in the future comparable to those shown below.

SELIGMAN INTERNATIONAL GROWTH PORTFOLIO AND RELATED COMPOSITE PERFORMANCE
INFORMATION:

ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31:

                                                    ---------------------------------------------------
                                                                                           2000
                                                     2004   2003    2002     2001   (BEGINNING 7/31/00)
                                                    ---------------------------------------------------
Seligman International Growth Portfolio*            24.19% 33.48% (16.52)% (24.41)%        (9.50)%
-------------------------------------------------------------------------------------------------------
International Growth Total Composite (net)**/(1)/   23.55  50.35  (16.61)  (19.17)        (17.58)
-------------------------------------------------------------------------------------------------------
International Growth Total Composite (gross)**/(1)/ 26.05  52.76  (15.42)  (18.00)        (17.08)
-------------------------------------------------------------------------------------------------------
MSCI EAFE Index/(1)/                                20.70  39.17  (15.66)  (21.21)         (6.52)
-------------------------------------------------------------------------------------------------------
MSCI EAFE Growth Index/(1)/                         16.48  32.49  (15.76)  (24.41)        (12.47)
-------------------------------------------------------------------------------------------------------
Lipper International Funds Average/(1)/             18.06  35.37  (16.06)  (20.71)         (7.77)
-------------------------------------------------------------------------------------------------------
Lipper International Multi-Cap Growth Funds Average 17.15  36.31  (18.47)  (23.34)        (12.09)
-------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004:

                                                    --------------------------------------------------
                                                                         SINCE INCEPTION OF WELLINGTON
                                                                             MANAGEMENT COMPOSITE
                                                    ONE YEAR THREE YEARS            7/31/00
                                                    --------------------------------------------------
Seligman International Growth Portfolio*             24.19%     11.44%               (1.23)%
------------------------------------------------------------------------------------------------------
International Growth Total Composite (net)**/(1)/    23.55      15.71                 0.71
------------------------------------------------------------------------------------------------------
International Growth Total Composite (gross)**/(1)/  26.05      17.66                 2.33
------------------------------------------------------------------------------------------------------
MSCI EAFE Index/(1)/                                 20.70      12.30                 0.97
------------------------------------------------------------------------------------------------------
MSCI EAFE Growth Index/(1)/                          16.48       9.13                (3.35)
------------------------------------------------------------------------------------------------------
Lipper International Funds Average/(1)/              18.06      10.28                (0.60)
------------------------------------------------------------------------------------------------------
Lipper International Multi-Cap Growth Funds Average  17.15       9.23                (3.39)
------------------------------------------------------------------------------------------------------

-------------
Source: Lipper Inc., a Reuters Company ("Lipper")
 *Returns do not reflect the effect of any administration fees or sales charges imposed by the variable annuity and variable life insurance contracts on their owners. If these expenses were included, the returns would be lower. The tables assume that all distributions were reinvested. The investment manager and the former subadviser, at their discretion, reimbursed expenses for certain periods presented. Absent such reimbursement, returns would have been lower. Effective May 2, 2005, the investment manager has contractually undertaken to reimburse "other expenses" (i.e., those expenses other than management fees and 12b-1 fees and extraordinary expenses) of the Portfolio that exceed an annual rate of 1.00% of average daily net assets. This undertaking will remain in effect until December 31, 2006.

**Composite performance returns include all fully discretionary, fee paying accounts under Wellington Management's management which are defined by the relevant profile described below. The performance information is limited and may not reflect performance in all economic cycles. The accounts in the composite were not necessarily subject to certain investment and other restrictions imposed on registered investment companies, including those under the 1940 Act and the Internal Revenue Code, which, if applicable, might have adversely affected performance. The aggregate returns of the accounts in any of Wellington Management's composites may not reflect the returns of any particular account of Wellington Management. The performance reflected in Wellington Management's composites has been calculated in compliance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR-PPS"), the US and Canadian version of the Global Investment Performance Standards ("GIPS"), which differs from the method used by the SEC. Performance results ("net") reflect the deduction of historical actual total annual fund operating expenses during the applicable period. Performance results ("gross") are net of commissions and other direct expenses, but before (gross of) management fees, custody charges, withholding taxes and other indirect expenses. Total annual fund operating expenses include investment advisory fees, custodial fees, and other expenses, without provision for any applicable federal or state income taxes, if any. Net performance results also do not reflect fees or sales charges imposed by contracts on their owners.
/(1)/Accounts included in the International Growth Total Composite seek to achieve high, long-term returns in excess of the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Growth Index ("MSCI EAFE Growth Index"), which is not a benchmark of the International Growth Portfolio, through investment in equity securities around the world. The International Growth Total Composite inception date was July 31, 2000. The International Growth Portfolio's benchmarks, the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index ("MSCI EAFE Index"), the Lipper International Multi-Cap Growth Funds Average and the Lipper International Funds Average, as well as the MSCI EAFE Growth Index, are unmanaged averages/indices that assume the reinvestment of all distributions. The Lipper Averages exclude the effect of sales charges and the MSCI EAFE Index and the MSCI EAFE Growth Index exclude the effect of fees and sales charges. The MSCI EAFE Index measures the performance of stocks in 21 developed markets in Europe, Australasia, and the Far East. The Lipper International Multi-Cap Growth Funds Average measures the performance of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% - 75% of their assets invested in companies strictly outside of the US with market capitalizations (on a three-year weighted basis) greater than the 250/th/ largest company in the S&P/Citigroup World ex-US Broad Market Index and the Lipper International Funds Average measures the performance of mutual funds that invest in securities with primary trading markets outside the US. The MSCI EAFE Growth Index measures the performance of stocks in developed markets in Europe, Australia and the Far East that have demonstrable earnings and sales growth characteristics. Investors cannot invest directly in an average or index.

FREQUENTLY ASKED QUESTIONS ABOUT REGULATORY MATTERS

In response to recent developments regarding disruptive and illegal trading practices in the mutual fund industry, the following discussion has been prepared to provide shareholders with important information.

For purposes of this discussion, J. & W. Seligman & Co. Incorporated and its affiliates and related parties are referred to as "Seligman" or the "Manager," and the Seligman registered investment companies are referred to as the "Seligman Funds."

Q1. HAVE ANY SELIGMAN EMPLOYEES ENGAGED IN IMPROPER TRADING?

A. The Manager has conducted an internal review of employee trading in shares of the Seligman Funds and has not found improper trading activity by Seligman employees.

Q2. DOES SELIGMAN HAVE ANY POLICIES RELATING TO EMPLOYEE INVESTMENT IN THE
    SELIGMAN FUNDS?

A. A majority of Seligman employees invest in the Seligman Funds, either directly or through the Seligman 401(k) plans. Trading by employees is monitored by the Manager's legal department and is subject to the Manager's Code of Ethics. In addition, unlike many 401(k) plans that permit daily trading, the Seligman 401(k) plans permit only weekly trading activity. All Seligman employees have been informed that excessive trading with respect to the Seligman Funds, or trading in the Seligman Funds based upon inside information, is inappropriate and may, in certain cases, be illegal. Employees who engage in inappropriate trading will be subject to disciplinary action, which may include termination of employment.

Q3. HAS SELIGMAN ENGAGED IN IMPROPER DISCLOSURE OF A FUND'S PORTFOLIO HOLDINGS?

A. The Manager has found no improprieties relating to the disclosure of a Fund's portfolio holdings. The Manager has not disclosed and does not disclose a Fund's portfolio holdings prior to public dissemination, unless such disclosure is made for legitimate business purposes and only if the Manager believes that such disclosure will not be detrimental to a Fund's interest.

Q4. WHAT IS SELIGMAN'S POLICY WITH REGARD TO RECEIPT OF LATE TRADES (I.E.,
    AFTER 4:00 PM EASTERN TIME)?

A. Seligman does not accept late trades directly from Fund shareholders or prospective shareholders. The large majority of mutual fund trades submitted to Seligman are from broker-dealer firms and other financial intermediaries on behalf of their clients. These intermediaries have an obligation to ensure that trades submitted to the Seligman Funds after 4:00 pm on a trading day for that day's net asset value were, in fact, received by those entities by 4:00 pm on that day. This applies to all trades from intermediaries, including those that are transmitted electronically to Seligman after the market closes. Although the Seligman Funds and the Manager, like other mutual fund groups, cannot determine the time at which orders received through financial intermediaries were placed, the Manager expects mutual fund trades submitted to Seligman by financial intermediaries to comply with all applicable laws and regulations. Seligman has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to remind all of them of their responsibility to have reasonable policies and procedures to ensure that they comply with their legal and contractual obligations.

   The Manager has found no instances of Fund shareholders engaging in late trading directly with the Seligman Funds. Seligman will cooperate with and support any governmental or regulatory investigation to identify and hold accountable any financial intermediary that has submitted orders in violation of applicable laws or regulations.

Q5. WHAT IS SELIGMAN'S POLICY REGARDING MARKET TIMING?

A. Seligman has policies and procedures in place to restrict trades that, in its judgment, could prove disruptive in the management of portfolios of the Seligman Funds. As part of the Manager's procedures, the Manager frequently rejects trades, issues warning letters, and prohibits accounts from making further exchanges. In the event the Manager detects what it believes to be suspicious activity in an account holding shares of a Portfolio, it will, without exception, alert the participating insurance company and request that the insurance company take such action as it deems appropriate under the circumstances. Since September 2003, when the first proceedings relating to trading practices within the mutual fund industry were publicly announced, Seligman has taken additional steps to strengthen its policies and procedures.

Q6. HAS SELIGMAN CONDUCTED AN INTERNAL REVIEW RELATING TO MARKET TIMING?

A. The Manager has completed its internal review. As of September 2003, the Manager had one arrangement that permitted frequent trading. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager's records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002.

   The results of the Manager's internal review were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements, the Manager has paid approximately $75,000 to Seligman Global Growth Fund, $300,000 to Seligman Global Smaller Companies Fund and $1.6 million to Seligman Global Technology Fund in recognition that these global investment funds presented some potential for time zone arbitrage. The amounts paid by the Manager represented less than 1/2 of 1% of each such Fund's net asset value as of the date such payments were made. In addition, with respect to Seligman Communications and Information Fund and notwithstanding that time zone arbitrage opportunities did not exist, the Manager, at the request of the Independent Directors, has agreed to waive a portion of its management fee, amounting to five basis points (0.05%) per annum, for that Fund for a period of two years commencing on June 1, 2004.

Q7. DOES SELIGMAN DISCLOSE ITS INTERNAL MARKET TIMING CONTROL PROCEDURES?

A. Seligman's market timing control procedures are proprietary. The Manager believes that disclosing these procedures will reduce their effectiveness.

Q8. WHAT NEW PRACTICES ARE BEING CONSIDERED TO PREVENT MARKET TIMING ABUSES?

A. Like other members of the mutual fund industry, Seligman is considering numerous options, including the implementation of redemption fees. Seligman also has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to inform all of them that they must have reasonable policies and procedures to ensure that they do not knowingly permit or facilitate excessive trading of the Seligman Funds or knowingly use or facilitate any methods designed to disguise such trading in the Seligman Funds.

Q9. IS SELIGMAN INVOLVED WITH ANY FEDERAL OR STATE INVESTIGATION RELATING TO
    MARKET TIMING OR LATE TRADING?

A. The SEC, the NASD and the Attorney General of the State of New York are reviewing the matters discussed herein. In addition, the Manager has responded to information requests from other federal and state governmental authorities relating to investigations of unaffiliated third parties. As always, the Manager will continue to cooperate fully with the SEC and other authorities.

Q10. DOES SELIGMAN HAVE ANY MARKET TIMING ARRANGEMENTS AT THE CURRENT TIME?

A. Market timing arrangements in the Seligman Funds have been prohibited. In addition, Seligman has strengthened existing controls to discourage and help prevent market timing.

Q11. HAVE ANY OTHER MATTERS COME TO SELIGMAN'S ATTENTION IN THE COURSE OF ITS
     INTERNAL INQUIRY?

A. The Manager has also reviewed its practice of placing some of the Seligman Funds' orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of the Seligman Funds. At the time such orders were placed, this practice was permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003 and has reported these matters to the Independent Directors of the Seligman Funds. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions in connection with those orders than they would otherwise have paid for comparable transactions. Nonetheless, in order to resolve matters with the Independent Directors, the Manager has made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares. Amounts paid by the Manager to the affected funds (which in the aggregate, including interest, equaled approximately $1.7 million) represented, at the time of payment, less than $0.01 per share for each such fund. The Manager has also responded fully to information requests from the SEC and the NASD relating to Seligman's use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

Q12. HAVE ANY EMPLOYEES BEEN DISCIPLINED IN CONNECTION WITH THE MANAGER'S
     OVERALL INTERNAL REVIEW?

A. One employee has left Seligman.

Shareholder Information

Pricing of Fund Shares

When you buy or sell shares, you do so at the applicable Class's net asset value ("NAV") next calculated after your request is received in good order by participating insurance companies. If your purchase or sell request is received in good order by participating insurance companies by the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time), it will be executed at the applicable Class's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the applicable Class's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the applicable Portfolio's shares is computed each day, Monday through Friday, on days that the NYSE is open for trading. With respect to those Portfolios that have non-US portfolio securities that may trade on weekends or other days when those Portfolios do not price their shares, the value of such Portfolio's portfolio securities may change on days when you may not be able to buy or sell portfolio shares.

Generally, portfolio securities are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. However, if Seligman concludes that the most recently reported (or closing) price of a security held by a Portfolio is no longer valid or reliable, or such price is otherwise unavailable, Seligman will value the security based upon its fair value as determined in accordance with policies and procedures approved by the Fund's Board of Directors. These fair value procedures may be used to determine the value of a security held by the Portfolio in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts or extreme market volatility. In the case of foreign securities, since trading in such securities is substantially completed each day at various times prior to the close of regular trading on the NYSE, the closing prices for such securities may not fully reflect events that occur after the local markets close but before the close of the NYSE. The Fund's Board of Directors has approved "fair value" procedures under which a third party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationships between the price movements of a security and independent variables such as US market movements, sector movements in the ADR of a security (if any) and movements in country or regional exchange-traded funds or future contracts. The factors used vary with each security, depending on which factors have been most important historically.

The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of such security.

How to Purchase and Sell Shares

Shares of the Fund's Portfolios are offered only to Accounts of participating insurance companies to fund benefits of the Contracts, except Seligman Communications and Information Portfolio which also offers Class 2 shares to Qualified Plans pursuant to a separate Prospectus. The Accounts may invest in shares of the applicable Portfolios in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of any Portfolio.

An Account may sell all or any portion of the applicable Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission ("SEC") determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of the applicable Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the applicable Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

The Fund reserves the right to accept an in kind contribution of securities as payment for shares of a Portfolio. Contributions received in kind will be valued at the Fund's determination of their fair market value. Additionally, for redemptions in excess of 15% of a Portfolio, the Fund reserves the right to satisfy such redemption request with an in kind transfer of securities. Shareholders receiving a payment in the form of securities may incur expenses, including brokerage expenses, in converting these securities into cash. Redemptions made in kind will be made on a pro rata basis so as not to disadvantage any individual shareholder. No shareholder will have the right to require any distribution of any assets of the Portfolio in kind.

Frequent Trading of Portfolio Shares

As a matter of policy, the Fund discourages frequent trading of shares of its Portfolios. In this regard, the Fund's Board of Directors has adopted written policies and procedures that, subject to the limitations set forth below, are designed to identify frequent trading that may be disruptive to the management of a Portfolio. The Fund does not accommodate requests to frequently trade fund securities in violation of its policies. Seligman Advisors, Inc. ("SAI"), the Fund's distributor, monitors daily cash flows into and out of the Portfolios for signs of excessive trading. Any activity SAI deems to be suspicious is reported to the appropriate insurance company or retirement or pension plan (each, a "Sponsoring Entity") with a request that the Sponsoring Entity investigate and take measures necessary to curtail any excessive trading by Contract owners or plan participants, as the case may be. However, substantially all shares of the Portfolio are held through omnibus accounts. Thus, SAI cannot generally ascertain the identity of a particular Contract owner or plan participant or whether the same Contract owner or plan participant has placed a particular purchase or sale order. Although SAI will not, under most circumstances, be able to determine whether excessive trading is actually occurring and will have to rely on the Sponsoring Entities to make such a determination and take appropriate action, SAI may still refuse initial or additional purchases of Portfolio shares of any Portfolio by any person for any reason (including if that person is suspected of engaging in excessive trading activity). As a result, Sponsoring Entities (and consequently, Contract owners and plan participants) may be treated differently. There can be no assurances that any Sponsoring Entities will be able to make such a determination and/or prevent or stop frequent trading activity. The ability of a Sponsoring Entity to detect and curtail excessive trading may be limited by operational systems and technological limitations. Also, Contract owners and plan participants seeking to engage in excessive trading may deploy a variety of strategies to avoid detection. In addition, a Sponsoring Entity may purposefully or unwittingly facilitate frequent trading practices, or may not use all means at its disposal to identify or curtail such practices.

To the extent frequent trading strategies are not detected and prevented, Contract owners and plan participants will be subject to the risk that such strategies could negatively impact the performance of a Portfolio and increase costs ultimately borne by Contract owners and plan participants. If a Sponsoring Entity is unable or unwilling to eliminate excessive trading practices in a Portfolio, these practices may interfere with the efficient management of the Portfolio, hinder the Portfolio's ability to pursue its investment objective and may reduce the returns of long-term Contract owners or plan participants. Additionally, these practices may result in a Portfolio engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit to a greater extent and engaging in additional portfolio transactions. Increased portfolio transactions and use of the line of credit could correspondingly increase a Portfolio's operating costs and decrease such Portfolio's investment performance. Maintenance of a higher level of cash balances necessary to meet frequent redemptions could likewise result in lower investment performance during periods of rising markets.

Contract owners or plan participants who purchase shares of a Portfolio that invest in non-US securities and/or small-cap securities may be more likely to seek to use frequent trading strategies to take advantage of potential arbitrage opportunities. Such activity could adversely impact such Portfolio.

Dividends and Capital Gain Distributions

Dividends and capital gain distributions from each Portfolio, other than Seligman Cash Management Portfolio, will be declared and paid annually and will be reinvested to buy additional shares, on the payable date, using the NAV of the ex-dividend date. Dividends from Seligman Cash Management Portfolio will be declared daily and reinvested monthly in additional shares, at NAV, of the Portfolio. It is not expected that shares of Seligman Cash Management Portfolio will realize capital gains.

Each Portfolio (except for Seligman Cash Management Portfolio and Seligman Smaller-Cap Value Portfolio) had a capital loss carryforward that is available for offset against future net capital gains, expiring in various amounts through 2012. Accordingly, no capital gains distributions are expected to be paid to shareholders of these Portfolios until net capital gains have been realized in excess of a Portfolio's available capital loss carryforward.

Taxes

Further information regarding the tax consequences of an investment in the Fund is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Certain Payments

Seligman may provide cash payments out of its own resources to financial intermediaries that sell shares of a Portfolio or otherwise provide services to a Portfolio. For more details regarding such payments, please consult the Fund's Statement of Additional Information.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Portfolio's Class 1 shares for the past five years. Certain information reflects financial results for a single share of the Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the applicable Portfolio, assuming you reinvested all your dividends and capital gains distributions. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, Independent Registered Public Accounting Firm, has audited this information. Their report, along with each Portfolio's financial statements, is included in the Fund's Annual Report, which is available upon request.

SELIGMAN CAPITAL PORTFOLIO

                                                ------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                                ------------------------------------------------
                                                  2004      2003      2002      2001      2000
                                                ------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------
Net asset value, beginning of year              $ 11.28   $  8.29   $ 12.37   $ 24.68   $ 23.90
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
------------------------------------------------------------------------------------------------
  Net investment income (loss)                    (0.05)    (0.03)    (0.05)    (0.06)     0.02
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                  1.02      3.02     (4.03)    (4.01)     2.06
------------------------------------------------------------------------------------------------
Total from investment operations                   0.97      2.99     (4.08)    (4.07)     2.08
------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------
  Dividends from net investment income               --        --        --     (0.02)       --
------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain       --        --        --     (8.22)    (1.30)
------------------------------------------------------------------------------------------------
Total distributions                                  --        --        --     (8.24)    (1.30)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $ 12.25   $ 11.28   $  8.29   $ 12.37   $ 24.68
------------------------------------------------------------------------------------------------
TOTAL RETURN                                       8.60%    36.07%   (32.98)%  (15.97)%    8.50%
------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)          $ 9,821   $12.486   $11,833   $24,349   $37,138
------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets            0.92%     0.82%     0.80%     0.61%     0.59%
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average net assets                               (0.46)%   (0.33)%   (0.47)%   (0.31)%    0.07%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                          213.08%   140.59%   129.07%   215.16%   230.42%
------------------------------------------------------------------------------------------------
Without expense reimbursement:**
 Ratio of expenses to average net assets                     0.96%     0.81%     0.70%
------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to
   average net assets                                       (0.47)%   (0.48)%   (0.39)%
------------------------------------------------------------------------------------------------

-------------
See footnotes on page 47.

SELIGMAN CASH MANAGEMENT PORTFOLIO

                                                -----------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                                -----------------------------------------------
                                                  2004     2003     2002      2001      2000
                                                -----------------------------------------------
PER SHARE DATA:*
-----------------------------------------------------------------------------------------------
Net asset value, beginning of year              $ 1.000  $ 1.000  $ 1.000   $ 1.000   $ 1.000
-----------------------------------------------------------------------------------------------
Income from investment operations:
-----------------------------------------------------------------------------------------------
  Net investment income                           0.006    0.004    0.010     0.038     0.062
-----------------------------------------------------------------------------------------------
Total from investment operations                  0.006    0.004    0.010     0.038     0.062
-----------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------
  Dividends from net investment income           (0.006)  (0.004)  (0.010)   (0.038)   (0.062)
-----------------------------------------------------------------------------------------------
Total distributions                              (0.006)  (0.004)  (0.010)   (0.038)   (0.062)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $ 1.000  $ 1.000  $ 1.000   $ 1.000   $ 1.000
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       0.62%    0.38%    1.00%     3.88%     6.38%
-----------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)          $ 1,828  $ 4,034  $ 7,870   $12,211   $12,318
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets            0.70%    0.70%    0.69%     0.07%       --
-----------------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                                0.56%    0.39%    0.98%     3.82%     6.17%
-----------------------------------------------------------------------------------------------
Without management fee waiver and/or
 expense reimbursement:**
  Ratio of expenses to average net assets          1.14%    0.83%              0.72%     0.72%
-----------------------------------------------------------------------------------------------
  Ratio of net investment income to
   average net assets                              0.12%    0.26%              3.17%     5.45%
-----------------------------------------------------------------------------------------------

SELIGMAN COMMON STOCK PORTFOLIO
                                                -----------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                                -----------------------------------------------
                                                  2004     2003     2002      2001      2000
                                                -----------------------------------------------
PER SHARE DATA:*
-----------------------------------------------------------------------------------------------
Net asset value, beginning of year              $  9.72  $  7.80  $ 10.84   $ 14.23   $ 16.61
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
-----------------------------------------------------------------------------------------------
  Net investment income                            0.13     0.08     0.08      0.08      0.12
-----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                  1.10     1.97    (3.02)    (1.85)    (1.86)
-----------------------------------------------------------------------------------------------
Total from investment operations                   1.23     2.05    (2.94)    (1.77)    (1.74)
-----------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------
  Dividends from net investment income            (0.11)   (0.13)   (0.10)    (0.15)    (0.01)
-----------------------------------------------------------------------------------------------
  Distributions from net realized capital gain       --       --       --     (1.47)    (0.63)
-----------------------------------------------------------------------------------------------
Total distributions                               (0.11)   (0.13)   (0.10)    (1.62)    (0.64)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $ 10.84  $  9.72  $  7.80   $ 10.84   $ 14.23
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                      12.65%   26.30%  (27.16)%  (12.24)%  (10.53)%
-----------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)          $10,792  $12,297  $12,931   $23,756   $32,738
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets            0.69%    0.73%    0.60%     0.59%     0.60%
-----------------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                                1.30%    0.92%    0.88%     0.59%     0.71%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                           42.68%  127.26%  131.95%    64.45%    52.01%
-----------------------------------------------------------------------------------------------

-------------
See footnotes on page 47.

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

                                                ---------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------
                                                  2004      2003      2002       2001       2000
                                                ---------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year              $ 11.62   $  8.05   $ 12.59   $  14.82   $  26.70
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------
  Net investment loss                             (0.02)    (0.07)    (0.07)     (0.07)     (0.11)
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                  1.32      3.64     (4.47)      0.80      (9.45)
---------------------------------------------------------------------------------------------------
Total from investment operations                   1.30      3.57     (4.54)      0.73      (9.56)
---------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain       --        --        --      (2.96)     (2.32)
---------------------------------------------------------------------------------------------------
Total distributions                                  --        --        --      (2.96)     (2.32)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $ 12.92   $ 11.62   $  8.05   $  12.59   $  14.82
---------------------------------------------------------------------------------------------------
TOTAL RETURN                                      11.19%    44.35%   (36.06)%     5.34%    (36.19)%
---------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)          $58,646   $62,903   $53,769   $113,424   $127,901
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets            1.00%     1.01%     0.98%      0.93%      0.87%
---------------------------------------------------------------------------------------------------
Ratio of net investment loss to
 average net assets                               (0.15)%   (0.78)%   (0.76)%    (0.45)%    (0.48)%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                          127.69%   105.53%    91.37%    130.94%    104.41%
---------------------------------------------------------------------------------------------------

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO
                                                ---------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------
                                                  2004      2003      2002       2001       2000
                                                ---------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year              $ 12.06   $  8.86   $ 12.96   $  20.14   $  27.42
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------
  Net investment loss                             (0.13)    (0.11)    (0.11)     (0.14)     (0.13)
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                  0.51      2.98     (4.32)     (4.06)     (6.34)
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on foreign currency transactions                0.10      0.33      0.33      (0.25)     (0.01)
---------------------------------------------------------------------------------------------------
Total from investment operations                   0.48      3.20     (4.10)     (4.45)     (6.48)
---------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain       --        --        --      (2.73)     (0.80)
---------------------------------------------------------------------------------------------------
Total distributions                                  --        --        --      (2.73)     (0.80)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $ 12.54   $ 12.06   $  8.86   $  12.96   $  20.14
---------------------------------------------------------------------------------------------------
TOTAL RETURN                                       3.98%    36.12%   (31.64)%   (22.05)%   (23.75)%
---------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)          $ 8,446   $10,047   $ 9,361   $ 18,533   $ 25,370
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets            1.90%     1.61%     1.40%      1.40%      1.30%
---------------------------------------------------------------------------------------------------
Ratio of net investment loss to
 average net assets                               (1.10)%   (1.14)%   (1.06)%    (0.87)%    (0.46)%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                          146.96%   188.00%   144.18%    160.75%    142.42%
---------------------------------------------------------------------------------------------------
Without expense reimbursement:**
 Ratio of expenses to average net assets           2.39%     2.39%     1.80%      1.61%
---------------------------------------------------------------------------------------------------
  Ratio of net investment loss to
   average net assets                             (1.59)%   (1.92)%   (1.46)%    (1.08)%
---------------------------------------------------------------------------------------------------

-------------
See footnotes on page 47.

SELIGMAN INTERNATIONAL GROWTH PORTFOLIO

                                                 -------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                                 -------------------------------------------------
                                                   2004      2003      2002      2001      2000
                                                 -------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year               $  8.97   $  6.72   $  8.05   $ 10.65   $ 16.63
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------------------------
  Net investment income (loss)                     (0.04)     0.05      0.04      0.03     (0.08)
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                   1.79      1.41     (2.13)    (2.43)    (4.45)
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on foreign currency transactions                 0.42      0.79      0.76     (0.20)    (0.88)
--------------------------------------------------------------------------------------------------
Total from investment operations                    2.17      2.25     (1.33)    (2.60)    (5.41)
--------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------
  Dividends from net investment income             (0.04)       --        --        --     (0.14)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain        --        --        --        --     (0.43)
--------------------------------------------------------------------------------------------------
Total distributions                                (0.04)       --        --        --     (0.57)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $ 11.10   $  8.97   $  6.72   $  8.05   $ 10.65
--------------------------------------------------------------------------------------------------
TOTAL RETURN                                       24.19%    33.48%   (16.52)%  (24.41)%  (32.47)%
--------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)           $ 3,749   $ 3,490   $ 3,315   $ 4,793   $ 7,150
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets             2.00%     1.64%     1.40%     1.40%     1.40%
--------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average net assets                                (0.40)%    0.67%     0.49%     0.34%    (0.57)%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                           213.83%   285.08%   183.86%   199.09%   275.32%
--------------------------------------------------------------------------------------------------
Without expense reimbursement:**
 Ratio of expenses to average net assets            4.08%     3.45%     1.96%     1.80%     2.03%
--------------------------------------------------------------------------------------------------
  Ratio of net investment loss to
   average net assets                              (2.48)%   (1.14)%   (0.07)%   (0.06)%   (1.20)%
--------------------------------------------------------------------------------------------------

SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO
                                                 -------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                                 -------------------------------------------------
                                                   2004      2003      2002      2001      2000
                                                 -------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year               $ 10.85   $ 10.80   $ 10.25   $ 10.22   $  9.27
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------------------------
  Net investment income                             0.34      0.34      0.42      0.57      0.60
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                  (0.07)     0.17      0.58     (0.01)     0.35
--------------------------------------------------------------------------------------------------
Total from investment operations                    0.27      0.51      1.00      0.56      0.95
--------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------
  Dividends from net investment income             (0.91)    (0.46)    (0.45)    (0.53)       --
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain     (0.94)       --        --        --        --
--------------------------------------------------------------------------------------------------
Total distributions                                (1.85)    (0.46)    (0.45)    (0.53)       --
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $  9.27   $ 10.85   $ 10.80   $ 10.25   $ 10.22
--------------------------------------------------------------------------------------------------
TOTAL RETURN                                        2.41%     4.72%     9.83%     5.52%    10.25%
--------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)           $ 3,561   $ 6,025   $ 9,067   $ 7,103   $ 6,483
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets             0.85%     0.85%     0.82%     0.63%     0.60%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                                 3.13%     3.08%     3.94%     5.35%     6.23%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                           184.46%   445.98%   291.98%   146.08%    63.07%
--------------------------------------------------------------------------------------------------
Without expense reimbursement:**
 Ratio of expenses to average net assets            1.11%     0.91%               0.76%     0.84%
--------------------------------------------------------------------------------------------------
  Ratio of net investment income to
   average net assets                               2.87%     3.02%               5.22%     5.99%
--------------------------------------------------------------------------------------------------

-------------
See footnotes on page 47.

SELIGMAN LARGE-CAP VALUE PORTFOLIO

                                                ----------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------
                                                  2004       2003       2002       2001      2000
                                                ----------------------------------------------------
PER SHARE DATA:*
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year              $   9.27  $   7.02   $  10.46   $  11.59   $  9.28
----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
----------------------------------------------------------------------------------------------------
  Net investment income                             0.09      0.11       0.10       0.09      0.14
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                   1.41      2.27      (3.43)     (1.06)     2.25
----------------------------------------------------------------------------------------------------
Total from investment operations                    1.50      2.38      (3.33)     (0.97)     2.39
----------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------
  Dividends from net investment income             (0.12)    (0.13)     (0.11)     (0.11)     0.00#
----------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain        --        --         --      (0.05)    (0.08)
----------------------------------------------------------------------------------------------------
Total distributions                                (0.12)    (0.13)     (0.11)     (0.16)    (0.08)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $  10.65  $   9.27   $   7.02   $  10.46   $ 11.59
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                       16.25%    33.91%    (31.90)%    (8.28)%   25.84%
----------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)          $  5,342  $  5,456   $  4,692   $  7,708   $ 6,057
----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets             1.26%     1.18%      1.16%      0.83%     0.80%
----------------------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                                 0.89%     1.34%      1.12%      1.13%     1.51%
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                            15.09%    16.60%     21.83%     28.17%    42.29%
----------------------------------------------------------------------------------------------------
Without expense reimbursement:**
 Ratio of expenses to average net assets                      1.29%                 1.10%     1.22%
----------------------------------------------------------------------------------------------------
  Ratio of net investment income to
   average net assets                                         1.23%                 0.86%     1.09%
----------------------------------------------------------------------------------------------------

SELIGMAN SMALLER-CAP VALUE PORTFOLIO
                                                ----------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------
                                                  2004       2003       2002       2001      2000
                                                ----------------------------------------------------
PER SHARE DATA:*
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year              $  16.20  $  10.87   $  13.04   $  10.58   $  8.08
----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
----------------------------------------------------------------------------------------------------
  Net investment income (loss)                      0.08     (0.05)     (0.06)     (0.03)    (0.01)
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                   3.15      5.48      (1.94)      2.52      2.66
----------------------------------------------------------------------------------------------------
Total from investment operations                    3.23      5.43      (2.00)      2.49      2.65
----------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain     (0.03)    (0.10)     (0.17)     (0.03)    (0.15)
----------------------------------------------------------------------------------------------------
Total distributions                                (0.03)    (0.10)     (0.17)     (0.03)    (0.15)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $  19.40  $  16.20   $  10.87   $  13.04   $ 10.58
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                       19.95%    49.94%    (15.37)%    23.52%    33.00%
----------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)          $268,410  $214,525   $103,770   $100,090   $16,495
----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets             1.14%     1.16%      1.18%      1.19%     1.00%
----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average net assets                                 0.47%    (0.42)%    (0.51)%    (0.29)%   (0.22)%
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                            45.24%    18.31%     56.74%     29.99%    42.27%
----------------------------------------------------------------------------------------------------
Without expense reimbursement:**
 Ratio of expenses to average net assets                                            1.22%     1.45%
----------------------------------------------------------------------------------------------------
  Ratio of net investment loss to
   average net assets                                                              (0.32)%   (0.67)%
----------------------------------------------------------------------------------------------------

-------------
 *Per share amounts are calculated based on average shares outstanding. **Seligman, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
 #During the year 2000, a dividend of $0.002 per share was paid.

For More Information

The following information is available without charge upon request by calling toll-free 800-221-7844 in the US or collect 212-850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

THE STATEMENT OF ADDITIONAL INFORMATION contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS contain additional information about each Portfolio's investments. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. The Fund's Statement of Additional Information and most recent
Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com. The reference to Seligman's website is an inactive textual reference and information contained in or otherwise accessible through Seligman's website does not form a part of this Prospectus.

This Prospectus is intended for use in connection with tax-deferred variable annuity and variable life insurance products.


                            SELIGMAN ADVISORS, INC.
                                an affiliate of
[LOGO] J&WS
                            J. & W. SELIGMAN & CO.
                                 INCORPORATED
                               ESTABLISHED 1864
                      100 Park Avenue New York, NY 10017

--------------------------------------------------------------------------------

Information about the Fund, including the Prospectus and Statement of Additional Information, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The Statement of Additional Information, Annual/Semi-Annual Reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC File Number: 811-5221